FIDELITY

(REGISTERED TRADEMARK)

UTILITIES
FUND
ANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    27   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            28

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998        PAST 1    PAST 5   PAST 10
                                      YEAR     YEARS     YEARS

FIDELITY UTILITIES                    29.16%   109.19%   283.12%

S&P 500 (REGISTERED TRADEMARK)        26.91%   152.28%   410.11%

S&P UTILITIES                         18.73%   81.14%    244.45%

UTILITY FUNDS AVERAGE                 22.52%   82.18%    240.33%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Utilities Index - an unmanaged index of 40 gas, electric, and telephone stocks that are included in the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 96 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998  PAST 1    PAST 5   PAST 10
                                YEAR     YEARS     YEARS

FIDELITY UTILITIES              29.16%   15.91%    14.38%

S&P 500                         26.91%   20.33%    17.69%

S&P UTILITIES                   18.73%   12.62%    13.17%

UTILITY FUNDS AVERAGE           22.52%   12.65%    12.94%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980220 080558 S00000000000001
             Utilities     S&P 500                     S&P Utilities
             00311         SP001                       SP002
  1988/01/31      10000.00     10000.00                    10000.00
  1988/02/29       9899.45     10466.00                     9828.00
  1988/03/31       9560.11     10142.60                     9310.06
  1988/04/30       9569.34     10255.18                     9323.10
  1988/05/31       9966.14     10344.40                     9749.16
  1988/06/30      10094.73     10819.21                    10055.29
  1988/07/31       9973.22     10778.10                    10070.37
  1988/08/31       9926.49     10411.64                     9928.38
  1988/09/30      10284.13     10855.18                    10336.43
  1988/10/31      10501.93     11156.95                    10605.18
  1988/11/30      10426.17     10997.41                    10520.34
  1988/12/31      10511.40     11189.86                    10585.57
  1989/01/31      10674.89     12008.96                    11186.83
  1989/02/28      10472.93     11709.94                    10940.72
  1989/03/31      10589.71     11982.78                    11228.46
  1989/04/30      10911.21     12604.69                    11930.24
  1989/05/31      11437.28     13115.18                    12615.03
  1989/06/30      11672.14     13040.42                    12810.56
  1989/07/31      12285.42     14217.97                    13832.85
  1989/08/31      12156.83     14496.64                    13747.08
  1989/09/30      12216.91     14437.21                    13973.91
  1989/10/31      12257.07     14102.26                    14025.61
  1989/11/30      12648.57     14389.95                    14487.06
  1989/12/31      13236.16     14735.31                    15541.72
  1990/01/31      12563.85     13746.57                    14284.39
  1990/02/28      12595.36     13923.90                    14127.26
  1990/03/31      12584.26     14292.88                    14390.03
  1990/04/30      12076.57     13935.56                    13831.70
  1990/05/31      12659.87     15294.28                    14775.02
  1990/06/30      12713.72     15190.28                    14463.26
  1990/07/31      12724.69     15141.67                    14418.43
  1990/08/31      12077.48     13772.86                    13272.16
  1990/09/30      12263.96     13102.12                    13816.32
  1990/10/31      13010.95     13045.78                    14717.15
  1990/11/30      13300.83     13888.54                    15001.19
  1990/12/31      13480.64     14276.03                    15131.70
  1991/01/31      13423.47     14898.47                    14670.18
  1991/02/28      13903.69     15963.71                    15180.70
  1991/03/31      14068.43     16350.03                    15479.76
  1991/04/30      14068.43     16389.27                    15232.09
  1991/05/31      14068.43     17097.28                    15035.59
  1991/06/30      13963.36     16314.23                    14825.09
  1991/07/31      14400.82     17074.47                    15278.74
  1991/08/31      14755.52     17479.14                    15672.93
  1991/09/30      15222.49     17187.24                    15989.53
  1991/10/31      15414.27     17417.54                    16304.52
  1991/11/30      15534.13     16715.62                    16139.85
  1991/12/31      16336.16     18627.88                    17322.90
  1992/01/31      15798.95     18281.40                    16399.59
  1992/02/29      15737.90     18519.06                    15955.16
  1992/03/31      15554.99     18157.94                    15725.40
  1992/04/30      16065.20     18691.78                    16738.12
  1992/05/31      16388.74     18783.37                    16713.01
  1992/06/30      16551.58     18503.50                    16948.67
  1992/07/31      17445.92     19260.30                    18287.61
  1992/08/31      17471.11     18865.46                    18150.45
  1992/09/30      17521.64     19088.07                    18282.95
  1992/10/31      17496.16     19154.88                    18109.26
  1992/11/30      17661.82     19808.06                    18080.29
  1992/12/31      18116.90     20051.70                    18727.56
  1993/01/31      18313.97     20220.14                    19015.97
  1993/02/28      19286.16     20495.13                    20385.12
  1993/03/31      19805.10     20927.58                    20754.09
  1993/04/30      19618.38     20421.13                    20316.18
  1993/05/31      19671.73     20968.42                    20297.89
  1993/06/30      20597.58     21029.22                    21237.68
  1993/07/31      20853.20     20945.11                    21713.41
  1993/08/31      21808.41     21738.93                    22762.17
  1993/09/30      21821.54     21571.54                    22714.36
  1993/10/31      21645.23     22018.07                    22673.48
  1993/11/30      20750.12     21808.90                    21526.20
  1993/12/31      20944.46     22072.78                    21412.11
  1994/01/31      21855.09     22823.26                    21576.99
  1994/02/28      20958.26     22204.75                    20357.89
  1994/03/31      20165.28     21236.62                    19667.75
  1994/04/30      20675.79     21508.45                    20153.55
  1994/05/31      20307.09     21861.19                    19613.43
  1994/06/30      20146.98     21325.59                    19654.62
  1994/07/31      20776.12     22025.07                    20320.91
  1994/08/31      20933.41     22928.10                    20266.04
  1994/09/30      20374.31     22366.36                    19751.29
  1994/10/31      20359.89     22869.60                    19923.12
  1994/11/30      19711.03     22036.69                    19632.25
  1994/12/31      19837.16     22363.49                    19732.37
  1995/01/31      20459.92     22943.38                    21271.50
  1995/02/28      20748.52     23837.48                    21241.72
  1995/03/31      20857.29     24540.93                    21114.27
  1995/04/30      21485.61     25263.66                    21880.71
  1995/05/31      21976.01     26273.45                    22572.14
  1995/06/30      22118.69     26883.78                    22675.98
  1995/07/31      22768.78     27775.24                    23242.87
  1995/08/31      23264.10     27844.96                    23703.08
  1995/09/30      24339.44     29020.02                    25212.97
  1995/10/31      24448.80     28916.42                    25802.95
  1995/11/30      25073.69     30185.85                    26146.13
  1995/12/31      25911.97     30767.23                    27994.66
  1996/01/31      26312.84     31814.54                    28361.39
  1996/02/29      25623.35     32109.46                    27238.28
  1996/03/31      25421.63     32418.68                    26682.62
  1996/04/30      26219.11     32896.53                    26970.79
  1996/05/31      26170.28     33744.93                    26897.97
  1996/06/30      26778.00     33873.50                    28011.55
  1996/07/31      25597.34     32376.97                    26238.42
  1996/08/31      25974.49     33059.80                    26786.80
  1996/09/30      26267.58     34920.40                    27116.28
  1996/10/31      27275.32     35883.51                    28401.59
  1996/11/30      28729.13     38595.94                    28995.18
  1996/12/31      28875.89     37831.36                    28815.41
  1997/01/31      29661.40     40195.06                    29011.36
  1997/02/28      29746.78     40510.19                    28735.75
  1997/03/31      28498.82     38845.62                    27867.93
  1997/04/30      29227.77     41164.71                    27441.55
  1997/05/31      30755.12     43670.82                    28599.59
  1997/06/30      31499.71     45627.27                    29494.75
  1997/07/31      32495.54     49257.83                    30170.18
  1997/08/31      31604.54     46498.41                    29612.03
  1997/09/30      33848.00     49045.12                    30891.27
  1997/10/31      33935.92     47407.02                    31172.38
  1997/11/30      36362.42     49601.49                    33366.92
  1997/12/31      37999.35     50453.15                    35872.78
  1998/01/30      38311.78     51011.16                    34445.04
IMATRL PRASUN   SHR__CHT 19980131 19980220 080601 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $38,312 - a 283.12% increase on the initial investment. For comparison, look at how both the S&P 500 and the S&P Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $51,011 - a 410.11% increase. If $10,000 was put in the S&P Utilities Index, it would have grown to $34,445 - a 244.45% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)


FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A seesaw battle between
large-company and small-company
stocks, economic chaos in Southeast
Asia and an ensuing "flight to
quality" mentality on the part of
investors were just three factors
that played a key role in the
direction of the U.S. stock market
over the past year. For the 12 months
that ended January 31, 1998, the
Standard & Poor's 500 Index
returned 26.91%. Large-cap stocks
continued to account for much of the
market's advance in early 1997, as
investors - seeking reliability -
gravitated toward stocks of
well-known companies. But along
with their dominance, large-cap
stocks had become expensive. In
early May, small-cap stocks began to
display better earnings growth and,
combined with attractive valuations,
performed well. The Dow Jones
Industrial Average soared to record
heights during the period, closing
above the 8000-point mark for the
first time ever in July. Thousands of
miles away, however, an economic
crisis threatened to interrupt the U.S.
market's parade. Several small
countries in Southeast Asia devalued
their currencies in June, and by late
October the trouble had spread to
larger Asian markets such as Hong
Kong. Investors across the globe
expressed their concerns. In the
U.S., for instance, the Dow slid
550-plus points in one trading
session only to bounce back
significantly the next. Along with this
turmoil, investors flocked to
higher-quality stocks with strong
brand names, good liquidity and
minimal international exposure.
Despite the late-period uncertainty,
stock investors still displayed
confidence. Stock mutual funds -
having had record cash inflows of
$222 billion in 1996 - eclipsed that
mark in 1997 with $231 billion in
new money.
An interview with Nick Thakore, Portfolio Manager of Fidelity
Utilities Fund
Q. HOW DID THE FUND PERFORM, NICK?
A. For the 12 months that ended January 31, 1998, the fund had a total return of 29.16%, which exceeded the 18.73% return of the Standard & Poor's Utilities Index. Over the same period, the fund also bested the 22.52% return recorded by the utility funds average compiled by Lipper Analytical Services.
Q. WHY DID THE FUND OUTPERFORM THE INDEX AND THE AVERAGE?
A. There were two important considerations working in the fund's favor. First, I chose to weight the fund heavily in the telephone utility sector, which was the strongest utility sector over the period. Second, the stocks the fund held within that sector performed extremely well.
Q. WHAT MADE TELEPHONE UTILITIES ATTRACTIVE TO INVESTORS?
A. Deregulation has created many opportunities to invest in telephone utility companies with prospects for strong long-term earnings and share-price growth. This includes some established companies, as well as a number of relative newcomers who are claiming increasingly larger shares of the long-distance telephone service market. The group also benefited from a generally supportive regulatory environment.
Q. HOW WOULD YOU DESCRIBE THE ENVIRONMENT FOR ELECTRIC AND GAS
UTILITIES?
A. The environment for electric utilities was challenging for most of the period but improved in the latter stages of it. An uncertain interest rate environment and mild weather were negative factors early in 1997, as was the higher cost of operating nuclear power plants due to tougher standards imposed by the Nuclear Regulatory Commission. As a result, electric utility shares performed poorly until the fall, when sharply falling long-term interest rates sparked more interest in the group. Electric utility stocks tend to be purchased primarily for the income provided by their dividends, and their prices typically move in concert with bond prices. In addition, many investors bought electric utility stocks because of a perception that they offer more protection than stocks in other sectors against the threats to earnings growth posed by the unstable financial conditions in Asia. Turning to gas utilities, the supply and demand considerations there were not especially attractive during the period, and the sector did not benefit as much as electric utilities from falling interest rates or from the move toward investments perceived as offering greater safety. I reduced the fund's holdings of gas utilities to about 11% of the portfolio by the end of the period - roughly half of what they had been six months earlier.
Q. WHAT STOCKS DID WELL FOR THE FUND?
A. MCI Communications was one of the fund's top performers, as well as its largest holding for much of the period. The company's stock surged upward as MCI was pursued by no fewer than three corporate suitors during the period, with WorldCom the apparent winner. Although uncertainty arising from these takeover attempts caused MCI's stock to experience considerable volatility, the overall effect was to drive the share price higher by the end of the period. Another stock that helped the fund's performance was AT&T, which benefited from improved earnings trends and investors' confidence in the abilities of the company's new CEO. Ameritech is a regional Bell operating company whose stock price rose sharply toward the end of the period because of the favorable interest-rate and regulatory factors I mentioned earlier.
Q. WHICH OF THE FUND'S HOLDINGS PROVED TO BE DISAPPOINTMENTS?
A. NGC Corp. was one of the fund's weaker performers. Although its 1997 revenues were up sharply versus the previous year's, the company recorded a fourth-quarter loss due to writedowns on some of its inventories. Sonat suffered because it is one of the gas companies most sensitive to natural gas prices, which were weak during the period. Finally, EXCEL Communications posted earnings that were short of Wall Street's expectations, primarily because of higher-than-expected marketing costs.
Q. WHAT'S YOUR OUTLOOK, NICK?
A. I don't foresee much change for the fund's positioning. I will continue to emphasize telephone utility stocks because, based on current and projected price-to-earnings multiples, I think they offer better growth potential than the shares of electric and gas companies. As deregulation continues to unfold, I will try to purchase the stocks of companies that I believe will thrive most in a more competitive environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NICK THAKORE ON RECENT
REGULATORY DEVELOPMENTS IN
THE TELECOMMUNICATIONS
INDUSTRY:
"The telecommunications industry
has witnessed some potentially
significant regulatory events lately.
On December 31, 1997, a federal
judge overturned certain key
provisions of a 1996
telecommunications law requiring
the regional Bell operating
companies (RBOCs) - the primary
providers of local telephone service
in the United States - to open their
markets to competition before
offering long-distance telephone
service. According to the judge,
those provisions constituted a `bill of
attainder' that unfairly punished the
RBOCs because the law applied only
to them and not to all local phone
companies. Since then, in response to
pleas from long-distance carriers such
as AT&T, MCI, and Sprint, the judge
has delayed implementation of his
order until an appeal is heard. In the
meantime, the RBOCs must abide by
the provisions of the 1996 law.
"If the RBOCs are permitted to enter
the long-distance market without
opening their own markets to
competition, they will have a
powerful competitive advantage.
However, there will undoubtedly be
more chapters to this story, and
ultimately the case might be decided
by the Supreme Court.
"Deregulation has created many
opportunities but also many
uncertainties in the utilities sector. I will continue to monitor regulatory developments carefully and try to position the fund accordingly."
FUND FACTS
GOAL: to seek a high total return
through a combination of current
income and capital appreciation
FUND NUMBER: 311
TRADING SYMBOL: FIUIX
START DATE: November 27,1987
SIZE: as of January 31, 1998,
more than $1.7 billion
MANAGER: Nick Thakore, since
August 1997; manager, Fidelity
Select Telecommunications
Portfolio, since 1996; Fidelity
Select Utilities Growth Portfolio
and Fidelity Advisor Utilities
Growth Fund, since August
1997; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998

                                         % OF FUND'S    % OF FUND'S INVESTMENTS
                                         INVESTMENTS    IN THESE STOCKS
                                                          6 MONTHS AGO

MCI COMMUNICATIONS CORP.                 6.8            1.4

AT&T CORP.                               5.2            1.7

WORLDCOM, INC.                           3.3            3.0

AMERITECH CORP.                          2.4            3.4

U S WEST COMMUNICATIONS GROUP              2.3            3.4

BELLSOUTH CORP.                            2.1            3.3

CINCINNATI BELL, INC.                      2.0            0.2

ALCATEL ALSTHOM COMPAGNIE GENERALE
  D'ELECTRICITE SA                         2.0            0.3

WORLDCOM, INC. 8% DEPOSITARY SHARES DECS   1.9            0.0

NIAGARA MOHAWK POWER CORP.                 1.8            2.1


TOP UTILITY INDUSTRIES AS OF JANUARY 31, 1998
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TELEPHONE SERVICES   38.4           36.5

ELECTRIC UTILITY     24.5           30.1

GAS                  10.9           21.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 31.2
ROW: 1, COL: 3, VALUE: 3.2
ROW: 1, COL: 4, VALUE: 15.6
STOCKS  98.0%
CONVERTIBLE
SECURITIES 0.5%
SHORT-TERM
INVESTMENTS 1.5%
FOREIGN
INVESTMENTS 3.1%
STOCKS  81.2%
CONVERTIBLE
SECURITIES 3.2%
SHORT-TERM
INVESTMENTS 15.6%
FOREIGN
INVESTMENTS 10.8%
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 47.0
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 2.0
*
**
INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 81.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.0%
AEROSPACE & DEFENSE - 0.0%
Harsco Corp.   12,700 $ 515
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE - 0.0%
Echelon International Corp. (a)  1,179  25
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Developers Diversified Realty Corp.   12,100  480
TOTAL CONSTRUCTION & REAL ESTATE   505
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.6%
AutoZone, Inc. (a)  900  25
NGC Corp.   589,250  9,428
  9,453
ENERGY - 2.1%
COAL - 0.2%
MAPCO, Inc.   55,700  2,600
INDEPENDENT POWER - 0.0%
Trigen Energy Corp.   14,500  261
OIL & GAS - 1.9%
Burlington Resources, Inc.   42,200  1,804
Coastal Corp. (The)  422,800  24,522
EEX Corp. (a)  455,099  3,840
Nuevo Energy Corp. (a)  10,400  381
Occidental Petroleum Corp.   32,300  824
Pennzoil Co.   6,200  401
Petroleum Heat & Power, Inc. Class A  118,700  326
Royal Dutch Petroleum Co.   20,400  1,046
Texaco, Inc.   12,400  646
Total SA Class B  4,100  426
  34,216
TOTAL ENERGY   37,077
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
OEC Medical Systems, Inc. (a)  900 $ 20
World Heart Corp. (a)  900  4
  24
HOLDING COMPANIES - 0.9%
CEI Citicorp Holdings SA Class B (a)  224,346  875
CINergy Corp.   384,779  13,275
Iven SA  3,200,000  1,539
  15,689
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
ELECTRICAL EQUIPMENT - 2.1%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  50,000  1,303
Alcatel Alsthom Compagnie Generale d'Electricite SA 268,100 35,531 American Superconductor Corp. (a) 27,400 250
Titan Corp. (a)  38,200  229
  37,313
MEDIA & LEISURE - 2.4%
BROADCASTING - 1.3%
CBS Corp.   56,700  1,698
Smartalk Teleservices, Inc. (a)  7,700  223
TCI Satellite Entertainment, Inc. Class A (a)  49,900  275
TCI Group Class A (a)  317,464  8,889
Tele-Communications, Inc. (TCI Ventures Group) Series A (a)  381,536
11,255
  22,340
PUBLISHING - 1.1%
U S WEST Media Group (a)  677,124  20,102
TOTAL Media & leisure   42,442
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   69,400  1,352
Newmont Mining Corp.   32,500  926
  2,278
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.1%
Chemed Corp.   33,300 $ 1,334
Hagler Bailly, Inc.   800  18
  1,352
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc. (a)  5,315  327
Lucent Technologies, Inc.   200  18
  345
COMPUTER SERVICES & SOFTWARE - 0.1%
NCR Corp. (a)  29,650  891
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Itron, Inc. (a)  140,100  2,224
TOTAL TECHNOLOGY   3,460
UTILITIES - 72.7%
CELLULAR - 0.6%
AirTouch Communications, Inc. (a)  243,600  10,688
Mobile Telecommunications Technologies, Inc. (a)  13,300  300
  10,988
ELECTRIC UTILITY - 24.1%
AES Corp. (a)  291,302  12,471
Allegheny Energy, Inc.   634,400  19,428
Ameren Corp. (a)  169,641  6,213
American Electric Power Co., Inc.   418,300  20,627
Baltimore Gas & Electric Co.   39,000  1,185
Boston Edison Co.   116,800  4,351
CMS Energy Corp.   100,000  4,256
CMS Energy Corp. Class G  35,100  888
Calenergy, Inc. (a)  22,300  573
Carolina Power & Light Co.   28,500  1,158
Central & South West Corp.   246,400  6,668
Central Hudson Gas & Electric Corp.   47,100  1,875
Central Louisiana Electric Co., Inc.   90,300  2,805
Central Maine Power Co.   185,100  3,066
CILCORP, Inc.   183,900  8,230
Citizens Utilities Co. Class B  406,912  3,866
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Compania Energertica Minas Gerais  102,793,000 $ 4,064
Consolidated Edison, Inc.   520,000  21,482
DPL, Inc.   615,150  11,265
DQE, Inc.   216,350  7,072
DTE Energy Co.   120,000  4,305
Dominion Resources, Inc.   36,800  1,467
Duke Energy Corp.   525,593  28,481
Eastern Utilities Associates  9,500  229
Electricity Generating PCL (For. Reg.)  26,800  74
Energy Group PLC sponsored ADR  300,000  14,737
Energy Group PLC  50,000  614
Enova Corp.   75,900  1,926
Entergy Corp.   175,961  5,037
FPL Group, Inc.   130,000  7,459
FirstEnergy Corp.   226,675  6,574
Florida Progress Corp.   10,000  383
GPU, Inc.   60,000  2,359
Hawaiian Electric Industries, Inc.   35,000  1,367
Houston Industries, Inc.   446,790  11,672
IES Industries, Inc.   50,700  1,860
Idaho Power Co.   116,100  4,027
Interstate Power Co.   6,500  226
KU Energy Corp.   66,300  2,486
Kansas City Power & Light Co.   28,400  806
LG&E Energy Corp.   62,700  1,466
Midamerican Energy Holdings Co.   9,500  197
Montana Power Co.   46,500  1,395
NIPSCO Industries, Inc.   145,100  7,409
National Grid Co. PLC  308,500  1,456
Nevada Power Co.   50,000  1,237
New Century Energies, Inc.   228,775  10,424
New England Electric System  39,300  1,651
New York State Electric & Gas Corp.   164,800  5,809
Niagara Mohawk Power Corp. (a)  2,922,300  31,597
Northeast Utilities  736,800  9,026
Northern States Power Co.   6,300  338
OGE Energy Corp.   16,600  868
PECO Energy Co.   668,400  12,658
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
PG&E Corp.   506,800 $ 15,109
PP&L Resources, Inc.   29,200  639
PacifiCorp.   643,900  14,930
Pinnacle West Capital Corp.   128,300  5,132
Potomac Electric Power Co.   259,100  6,445
Public Service Co. of New Mexico  434,800  9,837
Public Service Enterprise Group, Inc.   29,000  899
Puget Sound Power & Light Co.   98,700  2,764
Rochester Gas & Electric Corp.   28,500  894
SCANA Corp.   6,300  178
Sierra Pacific Resources  7,900  279
Southern Co.   244,300  5,940
Southern Electric PLC  79,300  687
TECO Energy, Inc.   6,300  163
TNP Enterprises, Inc.   17,700  592
Texas Utilities Co.   205,687  8,459
Unicom Corp.   400,300  12,409
Unisource Energy Corp. (a)  431,120  7,437
United Illuminating Co.   39,400  1,679
Utilicorp United, Inc.   113,677  4,021
WPL Holdings, Inc.   38,700  1,241
WPS Resources Corp.   25,000  806
Wisconsin Energy Corp.   42,400  1,169
  424,872
GAS - 10.9%
AGL Resources, Inc.   30,800  610
Aquila Gas Pipeline Corp.   37,200  395
Colonial Gas Co.   8,400  241
Columbia Gas System, Inc. (The)  185,400  14,067
Connecticut Energy Corp.   400  11
Consolidated Natural Gas Co.   282,800  15,360
Eastern Enterprises Co.   397,800  16,459
Energen Corp.   206,300  8,046
Enron Corp.   378,223  15,673
Equitable Resources, Inc.   28,500  937
K N Energy, Inc.   242,600  12,191
Keyspan Energy Corp.   309,800  10,553
MCN Corp.   463,600  17,153
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
MDU Resources Group, Inc.   48,050 $ 1,435
National Fuel Gas Co.   69,400  3,192
NICOR, Inc.   168,100  6,766
ONEOK, Inc.   258,657  8,843
Pacific Enterprises  312,300  11,262
Peoples Energy Corp.   83,300  3,145
Public Service Co. of North Carolina, Inc.   1,400  29
Questar Corp.   287,200  11,955
Sonat, Inc.   188,000  8,213
Southern Union Co.  34,069  794
UGI Corp.   116,583  3,301
WICOR, Inc.   40,600  1,799
Washington Gas Light Co.   117,500  3,114
Western Resources, Inc.   8,500  346
Williams Companies, Inc.   558,700  15,923
  191,813
TELEPHONE SERVICES - 36.5%
AT&T Corp.   1,475,000  92,372
ALLTEL Corp.   186,000  7,951
American Communication Services, Inc. (a)  44,700  698
Ameritech Corp.   975,000  41,864
BCE, Inc.   841,000  26,347
BC Telecom, Inc.   71,100  1,998
BellSouth Corp.   614,500  37,216
Cincinnati Bell, Inc.   991,900  35,584
Compania Anonima Nacional Telefonos de Venezuela
sponsored ADR  613,300  22,539
EXCEL Communications, Inc. (a)  550,000  8,697
France Telecom SA (a)  10,500  448
Frontier Corp.   194,100  5,059
GST Telecommunications, Inc. (a)  250,000  2,888
GTE Corp.   481,500  26,272
ITC Deltacom, Inc.   1,700  33
Indosat (Indonesia Satellite) sponsored ADR  10,900  189
MCI Communications Corp.   2,575,800  119,614
Maritime Telegraph & Telephone Co., Ltd.   111,300  2,504
McLeodUSA, Inc. Class A (a)  304,300  10,479
Newtel Enterprises Ltd.   114,500  2,753
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
NEXTLINK Communications, Inc. Class A  1,400 $ 35
PT Telekomunikasi Indonesia Persero, Series B, sponsored ADR  10,100
93
Qwest Communications International, Inc.   1,900  135
Sprint Corp.   237,100  14,078
Tel-Save Holdings, Inc. (a)  597,100  14,181
Telebras sponsored ADR  160,000  17,760
Telefonica de Espana SA sponsored ADR  82,800  8,083
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  338,600  16,676
Teleport Communications Group, Inc. Class A (a)  60,000  3,349
Telus Corp.   400,000  8,876
Telecom Italia Mobile Spa  2,882,100  13,661
U S WEST Communications Group  841,924  40,518
Winstar Communications, Inc. (a)  73,100  2,389
WorldCom, Inc. (a)  1,650,760  59,118
  644,457
WATER - 0.6%
American Water Works, Inc.   318,357  8,596
E Town Corp.   15,200  549
Severn Trent PLC  56,905  897
Yorkshire Water PLC  100,800  779
  10,821
TOTAL UTILITIES   1,282,951
TOTAL COMMON STOCKS
(Cost $997,846)   1,433,059
CONVERTIBLE PREFERRED STOCKS - 3.2%
TECHNOLOGY - 0.9%
COMMUNICATIONS EQUIPMENT - 0.9%
Intermedia Communications, Inc., Series D, 7%  388,500  16,317
UTILITIES - 2.3%
ELECTRIC UTILITY - 0.4%
Citizens Utilities Trust $2.50 EPPICS  141,300  6,800
Kenetech Corp. 8 1/4% (a)  41,700  88
  6,888
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.9%
WorldCom, Inc. 8% depositary shares DECS  270,000 $ 33,784
TOTAL UTILITIES   40,672
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,133)   56,989
CASH EQUIVALENTS - 15.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.59% dated
1/30/98 due 2/02/98 $ 153,482  153,411

 SHARES
Taxable Central Cash Fund (b)  121,964,536  121,965
TOTAL CASH EQUIVALENTS
(Cost $275,376)   275,376
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,328,355)  $ 1,765,424
SECURITY TYPE ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for     Common Stock
EPPICS - Equity Providing Preferred
  Income Convertible Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.2%
Canada   2.6
France   2.1
Brazil   1.3
Venezuela   1.3
United Kingdom   1.1
Others (individually less than 1%)   2.4
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,330,951,000. Net unrealized appreciation aggregated $434,473,000, of which $445,645,000 related to appreciated investment securities and $11,172,000 related to depreciated investment securities.
The fund hereby designates approximately $35,257,000 as a capital gain dividend for the purpose of the dividend paid deduction.
On December 31, 1991, the fund acquired substantially all of the assets of Fidelity Corporate Trust: Adjustable Rate Preferred Portfolio. At the time of the merger, Fidelity Corporate Trust:
Adjustable Rate Preferred Portfolio had a capital loss carryforward, of which approximately $1,130,000 is still available to offset future capital gains of the fund, to the extent provided by regulations. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 1,765,424
AGREEMENTS OF $153,411) (COST $1,328,355) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                           1

RECEIVABLE FOR INVESTMENTS SOLD                                                11,976

RECEIVABLE FOR FUND SHARES SOLD                                                11,240

DIVIDENDS RECEIVABLE                                                           3,701

INTEREST RECEIVABLE                                                            944

OTHER RECEIVABLES                                                              18

 TOTAL ASSETS                                                                  1,793,304

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 26,491

PAYABLE FOR FUND SHARES REDEEMED                                    12,911

ACCRUED MANAGEMENT FEE                                              866

OTHER PAYABLES AND ACCRUED EXPENSES                                 389

COLLATERAL ON SECURITIES LOANED, AT VALUE                           14,354

 TOTAL LIABILITIES                                                             55,011

NET ASSETS                                                                    $ 1,738,293

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 1,245,730

UNDISTRIBUTED NET INVESTMENT INCOME                                            2,016

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          53,477
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      437,070
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 88,587 SHARES OUTSTANDING                                     $ 1,738,293

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                           $19.62
PER SHARE ($1,738,293 (DIVIDED BY) 88,587 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED JANUARY 31, 1998

INVESTMENT INCOME                                                     $ 38,910
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $79)                3,608

 TOTAL INCOME                                                          42,518

EXPENSES

MANAGEMENT FEE                                             $ 6,631
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     1,432

TRANSFER AGENT FEES                                         2,750

ACCOUNTING AND SECURITY LENDING FEES                        559

NON-INTERESTED TRUSTEES' COMPENSATION                       9

CUSTODIAN FEES AND EXPENSES                                 38

REGISTRATION FEES                                           144

AUDIT                                                       65

LEGAL                                                       11

MISCELLANEOUS                                               27

 TOTAL EXPENSES BEFORE REDUCTIONS                           11,666

 EXPENSE REDUCTIONS                                         (311)      11,355

NET INVESTMENT INCOME                                                  31,163

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      216,302

 FOREIGN CURRENCY TRANSACTIONS                              (162)      216,140

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      102,437

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               6          102,443

NET GAIN (LOSS)                                                        318,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 349,746
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          JANUARY 31,   JANUARY 31,
                                                          1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 31,163      $ 38,852
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  216,140       61,625

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      102,443       44,036

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           349,746       144,513
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (31,789)      (38,660)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (171,605)     (41,320)

 TOTAL DISTRIBUTIONS                                       (203,394)     (79,980)

SHARE TRANSACTIONS                                         796,964       542,924
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             185,940       71,648

 COST OF SHARES REDEEMED                                   (670,869)     (945,410)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           312,035       (330,838)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  458,387       (266,305)

NET ASSETS

 BEGINNING OF PERIOD                                       1,279,906     1,546,211

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 1,738,293   $ 1,279,906
INCOME OF $2,016 AND $3,209, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      40,935        33,232

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   9,844         4,482

 REDEEMED                                                  (35,868)      (58,288)

 NET INCREASE (DECREASE)                                   14,911        (20,574)


FINANCIAL HIGHLIGHTS

                                     YEARS ENDED JANUARY 31,

                                     1998                      1997       1996      1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 17.37                   $ 16.41    $ 13.47   $ 15.84    $ 13.94
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                .43 B                     .48 B      .54       .55        .50

 NET REALIZED                         4.46                      1.50       3.22      (1.58)     2.14
 AND UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     4.89                      1.98       3.76      (1.03)     2.64



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.44)                     (.48)      (.54)     (.54)      (.52)

 FROM NET REALIZED GAIN               (2.20)                    (.54)      (.28)     (.68)      (.22)

 IN EXCESS OF NET REALIZED GAIN       -                         -          -         (.12)      -

 TOTAL DISTRIBUTIONS                  (2.64)                    (1.02)     (.82)     (1.34)     (.74)

NET ASSET VALUE, END OF PERIOD       $ 19.62                   $ 17.37    $ 16.41   $ 13.47    $ 15.84

TOTAL RETURN A                        29.16%                    12.73%     28.61%    (6.38)%    19.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 1,738                   $ 1,280    $ 1,546   $ 1,171    $ 1,456
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          .87%                      .84%       .80%      .88%       .87%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE          .85%                      .81%       .77%      .87%       .86%
NET ASSETS AFTER EXPENSE             C                         C          C         C          C
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO     2.34%                     2.96%      3.69%     3.87%      3.39%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               57%                       56%        98%       98%        47%

AVERAGE COMMISSION RATE D            $ .0104                   $ .0048


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $730,894,000 and $825,055,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .60% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $94,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.
At period end, the value of the securities loaned and the value of collateral amounted to $13,507,000 and $14,354,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $296,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $12,000, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Utilities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Devonshire Trust: Fidelity Utilities Fund, including the schedule of portfolio investments, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Devonshire Trust: Fidelity Utilities Fund as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND LLP.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 10, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Utilities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE 3/10/97 12/29/97 3/9/98

RECORD DATE 3/7/97 12/26/97 3/6/98

DIVIDENDS $ .10 $ .10 $ .10

SHORT-TERM
CAPITAL GAINS $ .07 $ .22 $ .03

LONG-TERM
CAPITAL GAINS $ .11 $ 1.80 $ .22

LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate 100% 34.22% 33.18%
 20% rate 0% 65.78% 66.82%
A total of .91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 70% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

EQUITY-INCOME
FUND
ANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     31   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    35   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    40   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998        PAST 1   PAST 5    PAST 10
                                      YEAR     YEARS     YEARS

FIDELITY EQUITY-INCOME                24.69%   143.91%   336.60%

S&P 500  (REGISTERED TRADEMARK)       26.91%   152.28%   410.11%

EQUITY INCOME FUNDS AVERAGE           22.80%   117.46%   278.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 190 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

FIDELITY EQUITY-INCOME            24.69%   19.52%   15.88%

S&P 500                           26.91%   20.33%   17.69%

EQUITY INCOME FUNDS AVERAGE       22.80%   16.68%   14.04%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980209 141221 S00000000000001
             Equity-Income               S&P 500
             00023                       SP001
  1988/01/31      10000.00                    10000.00
  1988/02/29      10467.61                    10466.00
  1988/03/31      10341.34                    10142.60
  1988/04/30      10484.66                    10255.18
  1988/05/31      10606.28                    10344.40
  1988/06/30      11207.36                    10819.21
  1988/07/31      11185.38                    10778.10
  1988/08/31      10961.23                    10411.64
  1988/09/30      11284.13                    10855.18
  1988/10/31      11484.28                    11156.95
  1988/11/30      11373.09                    10997.41
  1988/12/31      11481.90                    11189.86
  1989/01/31      12215.46                    12008.96
  1989/02/28      12106.11                    11709.94
  1989/03/31      12341.00                    11982.78
  1989/04/30      12801.20                    12604.69
  1989/05/31      13106.44                    13115.18
  1989/06/30      13146.70                    13040.42
  1989/07/31      14000.99                    14217.97
  1989/08/31      14171.85                    14496.64
  1989/09/30      13999.50                    14437.21
  1989/10/31      13256.37                    14102.26
  1989/11/30      13433.76                    14389.95
  1989/12/31      13625.62                    14735.31
  1990/01/31      12789.85                    13746.57
  1990/02/28      12810.11                    13923.90
  1990/03/31      12818.86                    14292.88
  1990/04/30      12337.06                    13935.56
  1990/05/31      13131.51                    15294.28
  1990/06/30      13078.33                    15190.28
  1990/07/31      12891.64                    15141.67
  1990/08/31      11890.80                    13772.86
  1990/09/30      11030.43                    13102.12
  1990/10/31      10809.71                    13045.78
  1990/11/30      11487.62                    13888.54
  1990/12/31      11715.23                    14276.03
  1991/01/31      12286.17                    14898.47
  1991/02/28      13148.07                    15963.71
  1991/03/31      13339.39                    16350.03
  1991/04/30      13406.09                    16389.27
  1991/05/31      14106.41                    17097.28
  1991/06/30      13489.51                    16314.23
  1991/07/31      14209.55                    17074.47
  1991/08/31      14530.19                    17479.14
  1991/09/30      14459.15                    17187.24
  1991/10/31      14681.16                    17417.54
  1991/11/30      14100.51                    16715.62
  1991/12/31      15159.89                    18627.88
  1992/01/31      15309.71                    18281.40
  1992/02/29      15776.43                    18519.06
  1992/03/31      15563.75                    18157.94
  1992/04/30      16088.18                    18691.78
  1992/05/31      16245.51                    18783.37
  1992/06/30      16058.33                    18503.50
  1992/07/31      16458.31                    19260.30
  1992/08/31      16128.91                    18865.46
  1992/09/30      16258.82                    19088.07
  1992/10/31      16425.09                    19154.88
  1992/11/30      16965.47                    19808.06
  1992/12/31      17384.68                    20051.70
  1993/01/31      17900.05                    20220.14
  1993/02/28      18331.52                    20495.13
  1993/03/31      18934.45                    20927.58
  1993/04/30      18898.19                    20421.13
  1993/05/31      19236.63                    20968.42
  1993/06/30      19469.09                    21029.22
  1993/07/31      19767.68                    20945.11
  1993/08/31      20431.88                    21738.93
  1993/09/30      20402.57                    21571.54
  1993/10/31      20752.64                    22018.07
  1993/11/30      20420.99                    21808.90
  1993/12/31      21089.26                    22072.78
  1994/01/31      21930.59                    22823.26
  1994/02/28      21332.31                    22204.75
  1994/03/31      20404.68                    21236.62
  1994/04/30      20851.64                    21508.45
  1994/05/31      21117.23                    21861.19
  1994/06/30      20835.49                    21325.59
  1994/07/31      21422.03                    22025.07
  1994/08/31      22171.51                    22928.10
  1994/09/30      21654.71                    22366.36
  1994/10/31      21857.95                    22869.60
  1994/11/30      20959.77                    22036.69
  1994/12/31      21140.55                    22363.49
  1995/01/31      21271.39                    22943.38
  1995/02/28      22063.30                    23837.48
  1995/03/31      22618.33                    24540.93
  1995/04/30      23360.83                    25263.66
  1995/05/31      24124.35                    26273.45
  1995/06/30      24486.39                    26883.78
  1995/07/31      25354.60                    27775.24
  1995/08/31      25545.18                    27844.96
  1995/09/30      26337.60                    29020.02
  1995/10/31      25883.38                    28916.42
  1995/11/30      27118.29                    30185.85
  1995/12/31      27865.37                    30767.23
  1996/01/31      28761.65                    31814.54
  1996/02/29      29040.82                    32109.46
  1996/03/31      29584.57                    32418.68
  1996/04/30      29951.66                    32896.53
  1996/05/31      30326.24                    33744.93
  1996/06/30      30363.70                    33873.50
  1996/07/31      29330.72                    32376.97
  1996/08/31      30024.40                    33059.80
  1996/09/30      31118.86                    34920.40
  1996/10/31      32074.96                    35883.51
  1996/11/30      34070.64                    38595.94
  1996/12/31      33723.97                    37831.36
  1997/01/31      35015.29                    40195.06
  1997/02/28      35574.34                    40510.19
  1997/03/31      34480.44                    38845.62
  1997/04/30      35536.95                    41164.71
  1997/05/31      37906.08                    43670.82
  1997/06/30      39584.88                    45627.27
  1997/07/31      42441.69                    49257.83
  1997/08/31      40647.13                    46498.41
  1997/09/30      42881.75                    49045.12
  1997/10/31      41377.98                    47407.02
  1997/11/30      42768.56                    49601.49
  1997/12/31      43835.54                    50453.15
  1998/01/30      43659.90                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980209 141225 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $43,660 - a 336.60% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A seesaw battle between
large-company and
small-company stocks, economic
chaos in Southeast Asia and an
ensuing "flight to quality" mentality
on the part of investors were just
three factors that played a key role
in the direction of the U.S. stock
market over the past year. For the
12 months that ended January 31,
1998, the Standard & Poor's 500
Index returned 26.91%. Large-cap
stocks continued to account for
much of the market's advance in
early 1997 as investors - seeking
reliability - gravitated toward
stocks of well-known companies.
But along with their dominance,
large-cap stocks had become
expensive. In early May, small-cap
stocks began to display better
earnings growth and, combined
with attractive valuations,
performed well. The Dow Jones
Industrial Average soared to
record heights during the period,
closing above the 8000-point
mark for the first time ever in
July. Thousands of miles away,
however, an economic crisis
threatened to interrupt the U.S.
market's parade. Several small
countries in Southeast Asia
devalued their currencies in June,
and by late October the trouble had
spread to larger Asian markets
such as Hong Kong. Investors
across the globe expressed their
concerns. In the U.S., for instance,
the Dow slid 550-plus points in
one trading session only to
bounce back significantly the next.
Along with this turmoil, investors
flocked to higher-quality stocks
with strong brand names, good
liquidity and minimal international
exposure. Despite the late-period
uncertainty, stock investors still
displayed confidence. Stock
mutual funds - having had record
cash inflows of $222 billion in
1996 - eclipsed that mark in
1997 with $231 billion in new
money.
An interview with Stephen Petersen, Portfolio Manager of Fidelity Equity-Income Fund
Q. STEVE, HOW DID THE FUND PERFORM OVER THE PAST YEAR?
A. For the 12-month period ending January 31, 1998, the fund returned 24.69%, outperforming the equity-income funds average tracked by Lipper Analytical Services, which returned 22.80% over the same period. However, over the past 12 months, the fund lagged the Standard & Poor's 500 Index, which returned 26.91%.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP OVER THE PERIOD?
A. It performed better than most other equity-income funds because of strong individual stock selection. One outstanding stock choice was General Electric, the fund's largest holding at the end of the period. This company showed strong earnings growth and solid underlying fundamentals. Fannie Mae, which packages and facilitates mortgage loans, also turned in a solid performance over the period.
Q. ON THE OTHER HAND, THE FUND UNDERPERFORMED THE INDEX . . .
A. That was largely because the fund's equity-income style of management - which favors companies that pay high dividends instead of high-growth companies - was not as effective in the strong market of 1997 as some other management styles. To be in line with the fund's management style, I did not invest in some of the year's top-performing companies because they did not pay dividends. So the fund missed out on most technology companies and large growth companies, which were part of the index and were generally the strongest performers in 1997. That said, I'd like to point out that the fund did relatively well compared to the index because of its strong sector-weighting selection. It was overweighted relative to the index in the financial sector - which outperformed the market - and underweighted compared to the index in the utility sector - which underperformed the market.
Q. FINANCIAL HOLDINGS MADE UP OVER 24% OF THE FUND AT THE END OF THE PERIOD. WHY DID THIS SECTOR PERFORM SO WELL OVER THE PAST YEAR?
A. In general, financial stocks move in the opposite direction of interest rates. That is, when interest rates go down, financial stocks usually do well and, conversely, when rates go up, financial stocks tend to turn in weaker performances. So it was good news for the sector that interest rates trended downward in 1997. The sector also benefited from a fair amount of consolidation. Some standout financial stocks over the period were Bank of New York and Allstate Corp. Bank of New York - a fee-oriented bank that provides customers with a variety of cash-management services - performed extremely well over the period as fee-oriented banks outperformed lending banks. Similarly, Allstate - which offers automobile insurance and homeowner policies for individuals rather than large companies - benefited from a market that favored personal-line insurance companies over commercial insurance companies.
Q. DID YOU HAVE ANY REGRETS OVER THE PERIOD?
A. Sure. I wish I had reduced the fund's exposure to cyclical stocks - those stocks that tend to perform well when the economy is up and poorly when the economy is weak - during the fourth quarter of 1997. While cyclical stocks, such as paper companies, were relatively good performers for the first three quarters of the year, they were hit hard in the fourth quarter when Southeast Asian markets plummeted. That's because cyclical industries tend to be commodity industries. So, if demand drops dramatically in Asia, many of the raw materials that are produced there get backed out into the world market. This, in turn, creates an oversupply and hurts commodity pricing across the world.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. On the positive side, it looks like pretty much all of the factors that allowed the market to perform well in 1997 still exist - little to no inflation, low interest rates and a fairly benign political environment. On the negative side, I expect the market declines throughout Asia to have an impact on the earnings of a number of companies, especially cyclical ones. In addition, the U.S. dollar continues to remain stronger than most European currencies, hurting U.S.-based multinationals when they try to price their goods competitively against foreign companies. Overall, while I think that the fund will have some challenges going forward - mostly due to factors outside the United States - the general environment still looks pretty good.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NICK THAKORE ON RECENT
REGULATORY DEVELOPMENTS IN
THE TELECOMMUNICATIONS
INDUSTRY:
"The telecommunications industry
has witnessed some potentially
significant regulatory events lately.
On December 31, 1997, a federal
judge overturned certain key
provisions of a 1996
telecommunications law requiring
the regional Bell operating
companies (RBOCs) - the primary
providers of local telephone service
in the United States - to open their
markets to competition before
offering long-distance telephone
service. According to the judge,
those provisions constituted a `bill of
attainder' that unfairly punished the
RBOCs because the law applied only
to them and not to all local phone
companies. Since then, in response to
pleas from long-distance carriers such
as AT&T, MCI, and Sprint, the judge
has delayed implementation of his
order until an appeal is heard. In the
meantime, the RBOCs must abide by
the provisions of the 1996 law.
"If the RBOCs are permitted to enter
the long-distance market without
opening their own markets to
competition, they will have a
powerful competitive advantage.
However, there will undoubtedly be
more chapters to this story, and
ultimately the case might be decided
by the Supreme Court.
"Deregulation has created many
opportunities but also many
uncertainties in the utilities sector. I will continue to monitor regulatory developments carefully and try to position the fund accordingly."
FUND FACTS
GOAL: to seek a high total return
through a combination of current
income and capital appreciation
FUND NUMBER: 311
TRADING SYMBOL: FIUIX
START DATE: November 27,1987
SIZE: as of January 31, 1998,
more than $1.7 billion
MANAGER: Nick Thakore, since
August 1997; manager, Fidelity
Select Telecommunications
Portfolio, since 1996; Fidelity
Select Utilities Growth Portfolio
and Fidelity Advisor Utilities
Growth Fund, since August
1997; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998
                              % OF FUND'S    % OF FUND'S INVESTMENTS
                              INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

GENERAL ELECTRIC CO.            3.5            3.2

PHILIP MORRIS COMPANIES, INC.   2.4            2.7

FANNIE MAE                      2.2            1.9

AMERICAN EXPRESS CO.            2.0            2.1

BRITISH PETROLEUM PLC ADR       1.7            1.9

ALLSTATE CORP.                  1.6            1.5

BANK OF NEW YORK CO., INC.      1.4            1.2

WAL-MART STORES, INC.           1.3            1.2

BANKAMERICA CORP.               1.2            1.3

BELL ATLANTIC CORP.             1.2            0.4

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            24.1           24.2

ENERGY                             10.2           10.8

UTILITIES                          9.3            8.2

BASIC INDUSTRIES                   7.4            7.9

INDUSTRIAL MACHINERY & EQUIPMENT   7.2            7.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 38.0
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 6.0
ROW: 1, COL: 5, VALUE: 4.3
STOCKS 89.0%
BONDS 0.1%
CONVERTIBLE
SECURITIES 6.0%
SHORT-TERM
INVESTMENTS 4.9%
FOREIGN
INVESTMENTS 13.9%
STOCKS 89.6%
BONDS 0.1%
CONVERTIBLE
SECURITIES 6.0%
SHORT-TERM
INVESTMENTS 4.3%
FOREIGN
INVESTMENTS 11.7%
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 38.0
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 6.0
ROW: 1, COL: 5, VALUE: 4.9
*
**
INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 89.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.6%
AEROSPACE & DEFENSE - 3.4%
AlliedSignal, Inc.   3,884,600 $ 151,257
Boeing Co.   684,878  32,574
GenCorp, Inc.   1,184,073  29,306
Gulfstream Aerospace Corp. (a)  535,900  18,254
Harsco Corp.   1,187,700  48,176
Lockheed Martin Corp.   1,466,300  152,587
Textron, Inc.   2,090,700  125,050
Thiokol Corp.   218,800  18,871
United Technologies Corp.   1,811,500  147,864
  723,939
DEFENSE ELECTRONICS - 1.1%
Northrop Grumman Corp.   629,300  77,168
Raytheon Co.:
 Class A  112,556  5,754
 Class B  2,949,200  153,727
  236,649
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   170,800  14,732
TOTAL AEROSPACE & DEFENSE   975,320
BASIC INDUSTRIES - 7.3%
CHEMICALS & PLASTICS - 3.5%
Air Products & Chemicals, Inc.   802,200  64,226
du Pont (E.I.) de Nemours & Co.   1,318,700  74,671
Goodrich (B.F.) Co.   1,019,500  42,755
Great Lakes Chemical Corp.   1,047,800  45,776
Hercules, Inc.   1,494,000  70,498
Hoechst AG Ord.   784,800  27,502
Lyondell Petrochemical Co.   359,339  9,163
Millennium Chemicals, Inc.   1,107,257  25,882
Monsanto Co.   2,019,200  95,786
Nalco Chemical Co.   964,200  36,158
Olin Corp.   1,260,700  54,210
Solutia, Inc.  1,368,500  38,232
Union Carbide Corp.   2,017,800  88,405
Witco Corp.   1,696,500  68,708
  741,972
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.5%
Dofasco, Inc.   1,613,100 $ 27,706
Inland Steel Industries, Inc.   1,827,300  36,432
Lukens, Inc.   221,900  6,560
USX-U.S. Steel Group  966,600  32,260
  102,958
METALS & MINING - 1.6%
Alcan Aluminium Ltd.   1,514,100  45,042
Alumax, Inc. (a)  1,844,884  64,225
Aluminum Co. of America  1,685,048  128,696
Inco Ltd.   606,500  10,834
Kaiser Aluminum Corp. (a)  961,201  10,393
Noranda, Inc.   631,200  11,622
Pechiney SA Class A  702,838  27,554
Phelps Dodge Corp.   570,800  37,601
  335,967
PACKAGING & CONTAINERS - 0.0%
Corning, Inc.   319,400  10,859
Tupperware Corp.   85,000  2,173
  13,032
PAPER & FOREST PRODUCTS - 1.7%
Boise Cascade Corp.   823,600  26,355
Champion International Corp.   1,065,400  54,535
Domtar, Inc.   2,118,000  14,624
Georgia-Pacific Corp.   405,500  22,353
Georgia-Pacific Corp. (Timber Group)  405,500  9,428
Kimberly-Clark Corp.   2,753,400  143,693
Weyerhaeuser Co.   1,843,300  91,820
  362,808
TOTAL BASIC INDUSTRIES   1,556,737
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.4%
American Standard Companies, Inc. (a)  1,193,600  47,819
Masco Corp.   821,800  40,474
  88,293
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.3%
EG & G, Inc.   823,400 $ 19,865
Fluor Corp.   582,000  21,934
Foster Wheeler Corp.   348,300  8,359
  50,158
REAL ESTATE - 0.0%
Fastighets AB Tornet  528,030  7,779
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Alexandria Real Estate Equities, Inc.   232,800  7,770
Boston Properties, Inc.   165,700  5,893
Equity Residential Properties Trust (SBI)  1,083,500  55,394
First Industrial Realty Trust, Inc.   239,400  8,588
Liberty Property Trust (SBI)  135,500  3,675
Macerich Co.   469,400  13,319
Patriot American Hospitality, Inc.  437,806  11,219
Public Storage, Inc.   545,600  17,937
Weeks Corp.  360,700  11,249
  135,044
TOTAL CONSTRUCTION & REAL ESTATE   281,274
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 2.6%
(BMW) Muenchen Bayerische Motorenwerke AG  39,700  31,644
Chrysler Corp.   3,417,000  118,954
Cummins Engine Co., Inc.   240,300  12,856
Eaton Corp.   851,300  76,404
Ford Motor Co.   436,000  22,236
General Motors Corp.   1,785,035  103,420
Johnson Controls, Inc.   867,900  43,992
Meritor Automotive, Inc.   1,194,700  27,329
Modine Manufacturing Co.   394,200  13,748
TRW, Inc.   507,400  25,814
Volvo AB:
 Class B  2,615,100  71,575
 ADR Class B  396,900  10,716
  558,688
CONSUMER DURABLES - 0.8%
Minnesota Mining & Manufacturing Co.   2,056,200  171,693
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Maytag Co.   1,883,600 $ 72,401
Sunbeam-Oster, Inc.   208,300  7,902
Whirlpool Corp.   202,100  11,684
  91,987
TEXTILES & APPAREL - 0.5%
Dexter Corp.   758,200  30,944
Kellwood Co.   898,400  27,289
Stride Rite Corp.   403,200  4,586
Unifi, Inc.   903,900  37,060
  99,879
TOTAL DURABLES   922,247
ENERGY - 9.6%
ENERGY SERVICES - 1.3%
Baker Hughes, Inc.   206,100  7,948
Dresser Industries, Inc.   1,994,700  71,310
Eni Spa  108,600  638
Halliburton Co.   1,804,800  81,103
Schlumberger Ltd.   1,687,600  124,355
  285,354
OIL & GAS - 8.3%
Amerada Hess Corp.   1,486,700  81,304
Amoco Corp.   846,800  68,908
Atlantic Richfield Co.   2,057,400  153,019
British Petroleum PLC:
 ADR  4,558,748  366,124
 Ord.  7,847,031  106,006
Burlington Resources, Inc.   880,000  37,620
Chevron Corp.   424,300  31,743
Coastal Corp. (The)  618,100  35,850
Exxon Corp.   646,200  38,328
Kerr-McGee Corp.   351,400  22,006
Mobil Corp.   1,148,400  78,235
Occidental Petroleum Corp.   3,441,600  87,761
Phillips Petroleum Co.   1,271,900  55,964
Royal Dutch Petroleum Co.   4,328,400  221,831
Santa Fe Energy Resources, Inc.   863,275  9,064
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Texaco, Inc.   130,633 $ 6,801
Total SA:
 Class B  1,275,943  132,701
 sponsored ADR  1,595,892  82,787
USX-Marathon Group  2,558,500  85,870
Ultramar Diamond Shamrock Corp.   610,500  20,337
Unocal Corp.   911,979  31,349
Valero Energy Corp.   522,300  16,485
  1,770,093
TOTAL ENERGY   2,055,447
FINANCE - 23.1%
BANKS - 9.8%
Banc One Corp.   3,333,700  186,270
Bank of New York Co., Inc.   5,534,917  299,923
Bank of Nova Scotia  710,200  31,154
BankBoston Corp.   1,000,372  89,533
BankAmerica Corp.   3,651,600  259,492
Canadian Imperial Bank of Commerce  872,300  23,732
Chase Manhattan Corp.  725,000  77,711
Citicorp  952,100  113,300
Comerica, Inc.   1,223,826  115,499
Credit Suisse Group (Reg.)  317,900  50,617
Den Danske Bank Group AS  268,000  35,757
Den Norske Bank AS Class A Free shares  508,100  2,222
Forenings Sparbanken AB Class A (f)  1,156,300  27,157
Fuji International Trust unit sponsored ADR (f)  332  4,479
National Bank of Canada  4,435,000  68,861
NationsBank Corp.   3,799,559  227,974
Norwest Corp.   2,849,468  104,006
Royal Bank of Canada  1,774,100  93,059
Societe Generale Class A  120,655  15,656
Sparebanken Norway primary shares certificates  385,100  13,141
U.S. Bancorp  1,269,500  139,010
Wells Fargo & Co.   376,600  116,369
  2,094,922
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 4.3%
American Express Co.   5,069,800 $ 424,279
Beneficial Corp.   773,500  60,043
First Chicago NBD Corp.   2,665,353  198,902
Fleet Financial Group, Inc.   1,255,798  89,946
Household International, Inc.   878,278  109,346
Transamerica Corp.   477,100  49,022
  931,538
FEDERAL SPONSORED CREDIT - 2.2%
Fannie Mae  7,605,400  469,633
INSURANCE - 5.4%
Aetna, Inc.   483,300  35,523
Allstate Corp.   3,816,285  337,741
American Bankers Insurance Group, Inc.   1,564,840  86,457
American Financial Group, Inc.  1,144,000  43,115
CIGNA Corp.   334,100  56,651
Edperbrascan Corp. Ltd., Class A (vtg.)  5,989,050  105,540
Fremont General Corp. (e)  1,821,228  92,541
Frontier Insurance Group, Inc.  6,300  150
General Re Corp.   355,100  73,905
Hartford Financial Services Group, Inc.   1,696,700  152,703
Highlands Insurance Group, Inc. (a)(e)  747,690  19,440
MBIA, Inc.   266,200  17,237
Marsh & McLennan Companies, Inc.   317,200  23,433
Reliastar Financial Corp.   2,440,559  101,283
SAFECO Corp.   32,900  1,643
  1,147,362
SAVINGS & LOANS - 1.0%
Washington Mutual, Inc.   3,487,740  224,087
SECURITIES INDUSTRY - 0.4%
Bear Stearns Companies, Inc.   232,840  9,736
First Marathon Inc. Class A (non-vtg.)  1,115,900  15,371
Lehman Brothers Holdings, Inc.   959,860  52,133
Nomura Securities Co. Ltd.   898,000  12,025
  89,265
TOTAL FINANCE   4,956,807
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.4%
DRUGS & PHARMACEUTICALS - 3.9%
American Home Products Corp.   2,062,500 $ 196,840
Bristol-Myers Squibb Co.   2,045,800  203,941
Merck & Co., Inc.   725,600  85,076
Novartis AG (Reg.)  53,317  91,297
Pharmacia & Upjohn, Inc.   1,011,000  38,860
Schering-Plough Corp.   2,713,100  196,361
Takeda Chemical Industries Ltd.   924,000  26,057
  838,432
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
Allegiance Corp.   1,131,620  36,283
Bausch & Lomb, Inc.   516,600  22,149
Baxter International, Inc.   1,686,800  93,934
Johnson & Johnson  724,800  48,516
  200,882
MEDICAL FACILITIES MANAGEMENT - 0.6%
Columbia/HCA Healthcare Corp.   5,066,800  126,670
TOTAL HEALTH   1,165,984
HOLDING COMPANIES - 0.6%
CINergy Corp.   1,149,198  39,647
Norfolk Southern Corp.   2,599,300  82,041
U.S. Industries, Inc.  152,887  4,290
  125,978
INDUSTRIAL MACHINERY & EQUIPMENT - 7.0%
ELECTRICAL EQUIPMENT - 4.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA  567,565  75,219
Emerson Electric Co.   372,300  22,524
General Electric Co.   9,551,400  740,234
Loral Space & Communications Ltd. (a)  333,600  7,360
Omron Corp.   1,018,000  17,401
  862,738
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc.   507,100  24,341
Cooper Industries, Inc.   409,372  21,722
Harnischfeger Industries, Inc.   601,400  21,049
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Ingersoll-Rand Co.   1,427,200 $ 56,731
Parker-Hannifin Corp.   1,419,400  62,010
Regal-Beloit Corp.   268,800  8,115
Stewart & Stevenson Services, Inc.   1,109,600  26,977
Tyco International Ltd.  4,576,070  203,063
  424,008
POLLUTION CONTROL - 1.0%
Browning-Ferris Industries, Inc.   2,256,682  77,997
Ogden Corp.   646,900  16,213
Safety Kleen Corp.   538,900  14,011
Waste Management, Inc.  3,199,200  75,181
Zurn Industries, Inc. (e)  706,200  24,364
  207,766
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,494,512
MEDIA & LEISURE - 3.4%
BROADCASTING - 0.7%
Ascent Entertainment Group, Inc. (a)  80,305  853
CBS Corp.   4,553,314  136,315
Chancellor Media Corp. (a)  409,650  14,082
  151,250
ENTERTAINMENT - 0.8%
MGM Grand, Inc. (a)  792,500  28,381
Viacom, Inc. (a):
 Class A  19,900  821
 Class B (non-vtg.)   3,530,700  147,407
  176,609
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   1,073,300  32,333
Hasbro, Inc.   1,043,700  36,008
  68,341
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  1,440,000  33,120
ITT Corp. (a)  1,094,400  87,552
Mirage Resorts, Inc. (a)  611,100  14,094
  134,766
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.0%
ACNielsen Corp. (a)  1,474,433 $ 31,885
Cognizant Corp.   751,300  34,090
Dun & Bradstreet Corp.   787,300  25,095
Harcourt General, Inc.   1,208,200  64,412
Hollinger International, Inc. Class A  536,900  7,483
McGraw-Hill, Inc.   506,500  35,360
  198,325
RESTAURANTS - 0.0%
Tricon Global Restaurants, Inc. (a)  44,850  1,222
TOTAL MEDIA & LEISURE   730,513
NONDURABLES - 6.4%
BEVERAGES - 0.3%
PepsiCo, Inc.   305,000  10,999
Seagram Co. Ltd.   1,248,600  43,063
  54,062
FOODS - 1.3%
Bestfoods  617,200  60,177
Corn Products International, Inc.   669,800  21,433
General Mills, Inc.   1,039,658  77,389
Goodman Fielder Ltd. Ord.   9,848,517  15,537
Heinz (H.J.) Co.   849,400  47,089
Ralcorp Holdings, Inc.   400,000  6,675
Ralston Purina Co.   569,200  53,434
  281,734
HOUSEHOLD PRODUCTS - 1.1%
Avon Products, Inc.   357,100  21,426
Dial Corp.   1,092,800  22,880
Premark International, Inc.   1,002,200  27,999
Rubbermaid, Inc.   2,204,000  57,029
Unilever PLC Ord.  10,411,600  81,933
Unilever NV:
 CVA  26,400  1,513
 NY Shares  588,800  33,598
  246,378
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 3.7%
BAT Industries PLC:
 Ord.  2,170,186 $ 19,781
 sponsored ADR  163,900  3,012
Dimon, Inc.   458,450  9,427
Gallaher Group PLC sponsored ADR  2,228,500  51,534
Philip Morris Companies, Inc.   12,233,900  507,707
RJR Nabisco Holdings Corp.   5,454,520  171,817
UST, Inc.   569,400  19,644
Universal Corp.   436,700  16,895
  799,817
TOTAL NONDURABLES   1,381,991
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   1,515,500  43,192
RETAIL & WHOLESALE - 3.6%
APPAREL STORES - 0.9%
Charming Shoppes, Inc. (a)  882,700  3,586
Footstar, Inc. (a)  786,654  21,043
Limited, Inc. (The)  2,088,539  55,346
Payless ShoeSource, Inc. (a)  443,828  28,877
TJX Companies, Inc.   2,573,264  87,169
  196,021
DRUG STORES - 0.1%
CVS Corp.   394,900  25,890
GENERAL MERCHANDISE STORES - 2.2%
Dayton Hudson Corp.   864,900  62,219
Federated Department Stores, Inc. (a)  1,902,267  80,609
Hudson's Bay Co. Ord.   808,100  14,296
May Department Stores Co. (The)  259,400  13,635
Penney (J.C.) Co., Inc.   377,600  25,441
Sears, Roebuck & Co.   90  4
Wal-Mart Stores, Inc.   6,795,500  270,970
Woolworth Corp. (a)  315,500  6,862
  474,036
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.1%
American Stores Co.   536,800 $ 11,675
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Tandy Corp.   1,138,700  44,125
Toys "R" Us, Inc. (a)  632,500  16,959
  61,084
TOTAL RETAIL & WHOLESALE   768,706
SERVICES - 1.1%
LEASING & RENTAL - 0.2%
Ryder Systems, Inc.   988,700  33,121
PRINTING - 0.5%
Deluxe Corp.   1,245,600  41,105
Donnelley (R.R.) & Sons Co.   1,262,600  47,111
Ennis Business Forms, Inc.   417,200  4,276
Harland (John H.) Co.   27,700  426
New England Business Service, Inc.   587,800  19,397
Wallace Computer Services, Inc.   79,000  3,047
  115,362
SERVICES - 0.4%
Block (H&R), Inc.   1,072,440  47,053
Jostens, Inc.   306,900  6,925
Manpower, Inc.   826,900  30,595
  84,573
TOTAL SERVICES   233,056
TECHNOLOGY - 2.7%
COMPUTER SERVICES & SOFTWARE - 0.8%
Electronic Data Systems Corp.  2,829,900  117,794
First Data Corp.   974,000  29,829
NCR Corp. (a)  706,900  21,251
Sabre Group Holdings, Inc. Class A (a)  371,400  10,794
  179,668
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Digital Equipment Corp. (a)  275,700 $ 15,595
International Business Machines Corp.   1,121,400  110,668
Unisys Corp. (a)  4,529,771  74,741
Xerox Corp.   183,543  14,752
  215,756
ELECTRONICS - 0.4%
AMP, Inc.   1,061,100  42,444
Nitto Denko Corp.   860,000  14,904
Thomas & Betts Corp.   457,600  22,594
  79,942
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   322,200  21,023
Fuji Photo Film Co. Ltd.   1,112,000  46,600
Polaroid Corp.   722,900  29,684
  97,307
TOTAL TECHNOLOGY   572,673
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.2%
Viad Corp.   1,966,500  39,084
RAILROADS - 0.6%
CSX Corp.   2,620,200  138,871
TOTAL TRANSPORTATION   177,955
UTILITIES - 8.2%
ELECTRIC UTILITY - 2.8%
Allegheny Energy, Inc.  2,386,600  73,090
American Electric Power Co., Inc.  2,220,400  109,493
Central Maine Power Co.  1,269,800  21,031
CILCORP, Inc.  325,000  14,544
Consolidated Edison, Inc.  977,350  40,377
DQE, Inc.  235,700  7,704
DPL, Inc.  2,038,475  37,330
Duke Energy Co.  829,227  44,934
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Entergy Corp.  3,303,400 $ 94,560
Illinova Corp.   658,500  19,220
National Grid Co. PLC  1,465,686  6,919
Niagara Mohawk Power Corp. (a)  2,119,000  22,912
PECO Energy Co.   550,100  10,417
PG&E Corp.   1,524,598  45,452
PacifiCorp.   673,300  15,612
Pinnacle West Capital Corp.   1,016,700  40,668
Unicom Corp.   106,400  3,298
  607,561
GAS - 1.0%
MCN Corp.   1,168,100  43,220
Nova Corp.  2,487,400  27,001
Pacific Enterprises  1,966,700  70,924
Questar Corp.   1,702,300  70,858
  212,003
TELEPHONE SERVICES - 4.4%
AT&T Corp.   1,546,900  96,875
ALLTEL Corp.   1,113,200  47,589
Ameritech Corp.  3,577,800  153,622
BCE, Inc.   477,700  14,966
Bell Atlantic Corp.   2,747,546  254,320
BellSouth Corp.   2,045,200  123,862
Cam-Net Communications Network, Inc. (a)(e)(g)  1,626,737  -
Comsat Corp., Series 1  492,800  12,289
France Telecom SA  84,700  3,611
GTE Corp.   504,800  27,543
MCI Communications Corp.   580,400  26,952
SBC Communications, Inc.   1,425,500  110,833
Sprint Corp.   673,900  40,013
WorldCom, Inc. (a)  800,627  28,672
  941,147
TOTAL UTILITIES   1,760,711
TOTAL COMMON STOCKS
(Cost $12,620,177)   19,203,103
CONVERTIBLE PREFERRED STOCKS - 3.4%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 0.1%
IRON & STEEL - 0.1%
Armco, Inc. Class A $3.625  276,200 $ 13,119
PAPER & FOREST PRODUCTS - 0.0%
International Paper $2.625 (f)  228,900  11,531
TOTAL BASIC INDUSTRIES   24,650
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust, Series A, $3.25  270,900  17,812
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  465,300  9,888
ENERGY - 0.2%
OIL & GAS - 0.2%
Occidental Petroleum Corp. $3.00  329,200  25,513
Tosco Financing Trust $2.875 TOPRS (f)  76,600  4,596
Unocal Capital Trust $3.125  238,600  12,884
  42,993
FINANCE - 0.8%
CREDIT & OTHER FINANCE - 0.1%
DECS Trust $2.01 DECS  93,000  1,953
WBK STRYPES Trust $3.135 STRYPES  605,200  20,804
  22,757
INSURANCE - 0.4%
Aetna, Inc. Class C 6.25% PRIDES  335,700  25,408
American Bankers Insurance Group, Inc., Series B, $3.125  37,900
4,287
Conseco, Inc.:
 $4.2788 PRIDES  268,200  41,940
 $3.50 PRIDES  363,200  18,955
  90,590
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.1%
Ahmanson (H.F.) & Co., Series D, $3.00  150,000 $ 17,916
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co, Inc. $2.3906 STRYPES  329,100  11,436
Salomon, Inc.:
 $2.03 DECS  490,100  19,175
 $3.484 DECS  198,400  13,293
  43,904
TOTAL FINANCE   175,167
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd., Series C:
 $3.00 (f)  388,600  24,628
 $3.00  162,900  10,344
  34,972
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (f)  395,800  29,536
LODGING & GAMING - 0.1%
Hilton Hotels Corp. $0.89 PRIDES  612,400  16,382
Host Marriott Financial Trust $3.375 QUIPS (f)  94,300  5,080
  21,462
PUBLISHING - 0.1%
Hollinger Inernational, Inc. $0.95 PRIDES  1,329,800  16,789
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  956,400  0
  16,789
TOTAL MEDIA & LEISURE   67,787
NONDURABLES - 0.2%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 Series A, $2.875  474,500  22,064
 Series B, $3.75  178,500  9,996
Dole Food Automatic Common Exchange Security
Trust $2.7475 ACES  283,900  12,279
  44,339
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  47,800 $ 16,491
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  607,400  31,281
TOTAL RETAIL & WHOLESALE   47,772
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Wang Laboratories, Inc.:
 $3.25 (f)  228,300  12,271
 $3.25   276,100  14,771
  27,042
UTILITIES - 1.1%
CELLULAR - 0.2%
AirTouch Communications, Inc. Class B $1.74 DECS 1,030,400 38,640 ELECTRIC UTILITY - 0.2%
Houston Industries, Inc. $3.215 ACES  612,600  36,143
GAS - 0.2%
Enron Corp. Series J, $10.50  31,800  17,991
MCN Corp. $4.00  52,900  3,194
Williams Companies, Inc. $3.50  166,600  22,262
  43,447
TELEPHONE SERVICES - 0.5%
Enhance Financial Services Group, Inc. $7.625 DECS  393,500  18,691
U S West, Inc., Series D, $2.25  819,600  52,250
Worldcom, Inc. 8% depositary shares DECS  350,500  43,856
  114,797
TOTAL UTILITIES   233,027
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $559,026)   725,449
CORPORATE BONDS - 2.7%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
CONVERTIBLE BONDS - 2.6%
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Hexcel Corp. 7%, 8/1/03  B1 $ 6,758 $ 11,227
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property 8%, 7/1/01  Ba2  1,358  1,853
TOTAL CONSTRUCTION & REAL ESTATE   13,080
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial Co. Ltd.:
 1.3%, 3/29/02  Aa2 JPY 959,000  9,509
 1.4%, 3/31/04  Aa2 JPY 442,000  4,391
  13,900
ENERGY - 0.4%
ENERGY SERVICES - 0.1%
Baker Hughes, Inc. 0%, 5/5/08  A2  18,959  15,238
OIL & GAS - 0.3%
Pennzoil Co.:
 6 1/2%, 1/15/03  Baa  27,382  49,630
 4 3/4%,10/1/03  Baa  22,210  28,901
  78,531
TOTAL ENERGY   93,769
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
Volkswagen AG 3%, 1/24/02 (f)  A1  18,750  22,008
INSURANCE - 0.1%
EdperBrascan Corp. 7%, 5/31/06 (f)  - CAD 14,000  15,870
Loews Corp. 3 1/8%, 9/15/07  A2  9,210  8,819
  24,689
TOTAL FINANCE   46,697
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.4%
Jacor Communications, Inc. liquid yield option
notes 0%, 6/12/11  B3 $ 18,492 $ 12,875
Time Warner, Inc. liquid yield option notes
0%, 6/22/13  Ba1  124,890  64,240
  77,115
LODGING & GAMING - 0.0%
Hilton Hotels Corp. 5%, 5/15/06  Baa  7,760  8,226
PUBLISHING - 0.3%
News America Holdings, Inc. liquid yield option
notes 0%, 3/11/13  Baa  114,540  57,986
TOTAL MEDIA & LEISURE   143,327
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.1%
Baker (J.), Inc. 7%, 6/1/02  B3  13,300  10,507
Charming Shoppes, Inc. 7 1/2%, 7/15/06  B2  5,338  4,858
  15,365
DRUG STORES - 0.1%
Rite Aid Corp.:
 5 1/4%, 9/15/02  -  230  263
 5 1/4%, 9/15/05 (f)  Baa  24,600  27,952
  28,215
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03 Baa 20,953 27,985 RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  24,290  33,733
TOTAL RETAIL & WHOLESALE   105,298
SERVICES - 0.1%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba1  19,295  23,268
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Softkey International, Inc.
5 1/2%, 11/1/00 (f)  - $ 29,030 $ 25,764
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Apple Computer, Inc.:
 6%, 6/1/01  CCC  120  111
 6%, 6/1/01 (f)  CCC  12,780  11,814
Quantum Corp. 7%, 8/1/04  B2  11,830  11,837
  23,762
ELECTRONICS - 0.2%
Cirrus Logic, Inc. 6%, 12/15/03 (f)  B3  11,090  8,283
Micron Technology, Inc. 7%, 7/1/04  B1  27,190  26,935
National Semiconductor Corp.
6 1/2%, 10/1/02 (f)  Ba2  7,197  7,305
  42,523
TOTAL TECHNOLOGY   92,049
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc.
6 3/4%, 4/15/06 (f)  B2  9,150  14,874
UTILITIES - 0.0%
GAS - 0.0%
SFP Pipeline Holdings, Inc.
0%, 8/15/10  Baa  3,690  6,476
TELEPHONE SERVICES - 0.0%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/98 (g) (h)  -  4,225  -
TOTAL UTILITIES   6,476
TOTAL CONVERTIBLE BONDS   552,738
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - 0.1%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Daimler-Benz Capital AG 4 1/8%, 7/5/03 unit A1 DEM 19,000 $ 14,944 TOTAL CORPORATE BONDS
(Cost $490,005)   567,682
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust 12 1/2%, 11/1/08 (g)
(Cost $2,698)  -  2,647  2,813
 INDEXED SECURITIES - 0.0%
Merrill Lynch & Co. Inc. Japan Index equity
participation securities 0%, 1/31/00
(Cost $4,188)  Aa3  5,000  5,137
PURCHASED BANK DEBT - 0.0%
GPA Group PLC term loan
6.40%, 11/19/98
(Cost $340)  -  450  439
CASH EQUIVALENTS - 4.3%
 SHARES
Taxable Central Cash Fund (b)
(Cost $922,216)    922,215,920  922,216
PURCHASED OPTIONS - 0.0%
    EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
    (000S)
J. Aron and Co. OTC Put Option
 on 11,970,000,000 Japanese Yen  Mar. 1998/
(Cost $1,431)  126 $ 94,587  1,811
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $14,600,081)  $ 21,428,650
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
DEM - German deutsche mark
JPY - Japanese yen
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common
  Exchange Securities
DECS - Dividend Enhanced
  Convertible Stock/Debt
  Exchangeable for
  Common Stock
PRIDES - Preferred Redeemable
  Increased Dividend Equity
  Securities
QUIPS - Quarterly Income Preferred
  Securities
STRYPES - Structured Yield Product
  Exchangeable for Common
  Stock
TOPRS - Trust Originated Preferred
  Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Affiliated company (see Note 7 of Notes to Financial Statements).
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $253,148,000 or 1.2% of net assets.
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
  (000S)
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 2,698
Cam-Net Communications
 Network, Inc. 4/12/96 $ 1,271
Cam-Net Communications
 Network, Inc. 11 1/2%,
 4/4/98 4/12/96 $ 2,792
8. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.3%
United Kingdom   3.0
Canada   2.6
France   1.6
Netherlands    1.3
Others (individually less than 1%)   3.2
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $14,606,274,000. Net unrealized appreciation aggregated $6,822,376,000 of which $7,090,323,000 related to appreciated investment securities and $267,947,000 related to depreciated investment securities.
The fund hereby designates approximately $83,205,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $14,600,081) -                        $ 21,428,650
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $147)                                      147

RECEIVABLE FOR INVESTMENTS SOLD                                                 110,917

RECEIVABLE FOR FUND SHARES SOLD                                                 124,390

DIVIDENDS RECEIVABLE                                                            35,069

INTEREST RECEIVABLE                                                             8,004

OTHER RECEIVABLES                                                               369

 TOTAL ASSETS                                                                   21,707,546

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 261,573

PAYABLE FOR FUND SHARES REDEEMED                                    27,859

ACCRUED MANAGEMENT FEE                                              8,232

OTHER PAYABLES AND ACCRUED EXPENSES                                 5,039

COLLATERAL ON SECURITIES LOANED, AT VALUE                           132,672

 TOTAL LIABILITIES                                                              435,375

NET ASSETS                                                                     $ 21,272,171

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 14,085,266

UNDISTRIBUTED NET INVESTMENT INCOME                                             21,363

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                           337,101
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       6,828,441
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 407,496 SHARES OUTSTANDING                                     $ 21,272,171

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                            $52.20
PER SHARE ($21,272,171 (DIVIDED BY) 407,496 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED JANUARY 31, 1998

INVESTMENT INCOME                                                             $ 403,130
DIVIDENDS (INCLUDING $1,678 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $979)                       74,631

                                                                               477,761

LESS FOREIGN TAXES WITHHELD                                                    (7,186)

 TOTAL INCOME                                                                  470,575

EXPENSES

MANAGEMENT FEE                                                   $ 84,814

TRANSFER AGENT FEES                                               34,528

ACCOUNTING AND SECURITY LENDING FEES                              952

NON-INTERESTED TRUSTEES' COMPENSATION                             93

CUSTODIAN FEES AND EXPENSES                                       742

REGISTRATION FEES                                                 1,280

AUDIT                                                             152

LEGAL                                                             125

MISCELLANEOUS                                                     85

 TOTAL EXPENSES BEFORE REDUCTIONS                                 122,771

 EXPENSE REDUCTIONS                                               (3,019)      119,752

NET INVESTMENT INCOME                                                          350,823

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF                941,270
 $3,368 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    6,612        947,882

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            2,664,671

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (6,598)      2,658,073

NET GAIN (LOSS)                                                                3,605,955

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 3,956,778
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          JANUARY 31,    JANUARY 31,
                                                          1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 350,823      $ 311,265
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  947,882        658,250

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      2,658,073      1,597,637

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,956,778      2,567,152
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (352,802)      (311,393)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (774,993)      (571,846)

 TOTAL DISTRIBUTIONS                                       (1,127,795)    (883,239)

SHARE TRANSACTIONS                                         6,976,733      4,405,850
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             1,101,392      858,753

 COST OF SHARES REDEEMED                                   (4,658,832)    (2,934,221)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,419,293      2,330,382
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  6,248,276      4,014,295

NET ASSETS

 BEGINNING OF PERIOD                                       15,023,895     11,009,600

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 21,272,171   $ 15,023,895
INCOME OF $21,363 AND $22,089, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      141,602        107,111

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   22,381         21,056

 REDEEMED                                                  (94,339)       (71,564)

 NET INCREASE (DECREASE)                                   69,644         56,603


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JANUARY 31,

                                  1998                      1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 44.47                   $ 39.15    $ 30.89    $ 35.19    $ 29.87
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .94 C                     1.01 C     .93        1.02       1.11

 NET REALIZED AND                  9.79                      7.17       9.65       (2.12)     5.48
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT             10.73                     8.18       10.58      (1.10)     6.59
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.96)                     (1.02)     (.96)      (.98)      (1.15)

 FROM NET REALIZED GAIN            (2.04)                    (1.84)     (1.36)     (2.22)     (.12)

 TOTAL DISTRIBUTIONS               (3.00)                    (2.86)     (2.32)     (3.20)     (1.27)

NET ASSET VALUE, END OF PERIOD    $ 52.20                   $ 44.47    $ 39.15    $ 30.89    $ 35.19

TOTAL RETURN A                     24.69%                    21.74%     35.21%     (3.01)%    22.52% B

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 21,272                  $ 15,024   $ 11,010   $ 7,439    $ 6,943
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .67%                      .68%       .68%       .70%       .66%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .65% D                    .66%  D    .67%  D    .69%  D    .66%
NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME     1.90%                     2.46%      2.86%      3.37%      3.55%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            23%                       30%        39%        50%        70%

AVERAGE COMMISSION RATE E         $ .0421                   $ .0331


E THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998


7. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income.
Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
OPTIONS. The fund may use options to manage its exposure to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities.
2. OPERATING POLICIES - CONTINUED
INDEXED SECURITIES - CONTINUED
Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,813,000 or 0.01% of net assets.
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,906,748,000 and $4,094,972,000, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .18% (.16% prior to December 1, 1997). In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .46% of average net assets.
In accordance with the management contract currently in effect, the annual individual fund fee rate is scheduled to increase to .20% on December 1, 1998.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,209,000 for the period.
11. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $128,038,000 and $132,672,000, respectively.
12. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,676,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $1,336,000, respectively, under these arrangements.
13. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cam-Net Communications
 Network, Inc.  $ - $ - $ - $ -
Fremont General Corp.   510  -  815  92,541
Highlands Insurance Group, Inc.   -  -  -  19,440
Kellwood Co.   -  3,818  565  -
Zurn Industries, Inc.   350  1,456  298  24,364
TOTALS  $ 860 $ 5,274 $ 1,678 $ 136,345
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Devonshire Trust: Fidelity Equity-Income Fund, including the schedule of portfolio investments, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Devonshire Trust: Fidelity Equity-Income Fund as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND LLP.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 10, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Equity-Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE  3/10/97  12/29/97 3/9/98
RECORD DATE  3/7/97  12/26/97 3/6/98
DIVIDENDS  $.26  $.20 $.22
SHORT-TERM
CAPITAL GAINS  $.09  $.22 $.08
LONG-TERM
CAPITAL GAINS  $.40  $1.33 $.54
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate  100%  23.89% 7.78%
 20% rate  0%  76.11% 92.22%
A total of 1.85% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 69% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen R. Petersen, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
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Convertible Securities Fund
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FIDELITY

(REGISTERED TRADEMARK)

REAL ESTATE INVESTMENT
PORTFOLIO
ANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     16   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    20   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    24   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            25

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998        PAST 1   PAST 5    PAST 10
                                      YEAR     YEARS     YEARS

FIDELITY REAL ESTATE                    17.93%   97.36%    270.80%

S&P 500 (REGISTERED TRADEMARK)          26.91%   152.28%   410.11%

REAL ESTATE FUNDS AVERAGE               18.73%   77.64%    192.32%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 69 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

FIDELITY REAL ESTATE              17.93%   14.56%   14.00%

S&P 500                           26.91%   20.33%   17.69%

REAL ESTATE FUNDS AVERAGE         18.73%   11.96%   11.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980311 180351 S00000000000001
             Real Estate                 S&P 500
             00303                       SP001
  1988/01/31      10000.00                    10000.00
  1988/02/29      10326.80                    10466.00
  1988/03/31      10238.25                    10142.60
  1988/04/30      10249.32                    10255.18
  1988/05/31      10005.81                    10344.40
  1988/06/30      10339.88                    10819.21
  1988/07/31      10384.88                    10778.10
  1988/08/31      10283.62                    10411.64
  1988/09/30      10441.88                    10855.18
  1988/10/31      10350.39                    11156.95
  1988/11/30      10201.71                    10997.41
  1988/12/31      10363.09                    11189.86
  1989/01/31      10467.65                    12008.96
  1989/02/28      10502.50                    11709.94
  1989/03/31      10583.29                    11982.78
  1989/04/30      10866.45                    12604.69
  1989/05/31      11067.03                    13115.18
  1989/06/30      11446.50                    13040.42
  1989/07/31      12021.22                    14217.97
  1989/08/31      12188.85                    14496.64
  1989/09/30      12045.00                    14437.21
  1989/10/31      11595.74                    14102.26
  1989/11/30      11741.45                    14389.95
  1989/12/31      11790.47                    14735.31
  1990/01/31      11532.29                    13746.57
  1990/02/28      11458.52                    13923.90
  1990/03/31      11519.99                    14292.88
  1990/04/30      11370.54                    13935.56
  1990/05/31      11320.73                    15294.28
  1990/06/30      11495.58                    15190.28
  1990/07/31      11571.29                    15141.67
  1990/08/31      10751.08                    13772.86
  1990/09/30      10213.87                    13102.12
  1990/10/31       9919.48                    13045.78
  1990/11/30      10546.65                    13888.54
  1990/12/31      10765.17                    14276.03
  1991/01/31      11768.71                    14898.47
  1991/02/28      12133.63                    15963.71
  1991/03/31      12936.16                    16350.03
  1991/04/30      13292.56                    16389.27
  1991/05/31      13609.37                    17097.28
  1991/06/30      13171.39                    16314.23
  1991/07/31      13451.92                    17074.47
  1991/08/31      13518.71                    17479.14
  1991/09/30      13910.92                    17187.24
  1991/10/31      13681.09                    17417.54
  1991/11/30      13545.91                    16715.62
  1991/12/31      14983.85                    18627.88
  1992/01/31      15887.81                    18281.40
  1992/02/29      15545.40                    18519.06
  1992/03/31      15450.12                    18157.94
  1992/04/30      15228.61                    18691.78
  1992/05/31      15685.47                    18783.37
  1992/06/30      15505.00                    18503.50
  1992/07/31      16188.22                    19260.30
  1992/08/31      16230.05                    18865.46
  1992/09/30      16678.25                    19088.07
  1992/10/31      16860.75                    19154.88
  1992/11/30      17169.61                    19808.06
  1992/12/31      17907.07                    20051.70
  1993/01/31      18788.22                    20220.14
  1993/02/28      19243.00                    20495.13
  1993/03/31      20628.82                    20927.58
  1993/04/30      19698.30                    20421.13
  1993/05/31      19454.93                    20968.42
  1993/06/30      19961.37                    21029.22
  1993/07/31      20091.36                    20945.11
  1993/08/31      20409.12                    21738.93
  1993/09/30      21351.59                    21571.54
  1993/10/31      21002.05                    22018.07
  1993/11/30      19778.62                    21808.90
  1993/12/31      20147.54                    22072.78
  1994/01/31      20310.86                    22823.26
  1994/02/28      21305.62                    22204.75
  1994/03/31      20543.61                    21236.62
  1994/04/30      20828.11                    21508.45
  1994/05/31      21277.31                    21861.19
  1994/06/30      20641.55                    21325.59
  1994/07/31      20596.22                    22025.07
  1994/08/31      20505.56                    22928.10
  1994/09/30      20261.73                    22366.36
  1994/10/31      19453.09                    22869.60
  1994/11/30      18766.51                    22036.69
  1994/12/31      20558.20                    22363.49
  1995/01/31      19654.89                    22943.38
  1995/02/28      19966.38                    23837.48
  1995/03/31      20045.43                    24540.93
  1995/04/30      19730.00                    25263.66
  1995/05/31      20455.49                    26273.45
  1995/06/30      20882.87                    26883.78
  1995/07/31      21250.07                    27775.24
  1995/08/31      21681.14                    27844.96
  1995/09/30      22066.58                    29020.02
  1995/10/31      21452.72                    28916.42
  1995/11/30      21565.80                    30185.85
  1995/12/31      22802.28                    30767.23
  1996/01/31      23212.98                    31814.54
  1996/02/29      23295.13                    32109.46
  1996/03/31      23312.87                    32418.68
  1996/04/30      23279.64                    32896.53
  1996/05/31      23761.52                    33744.93
  1996/06/30      24149.00                    33873.50
  1996/07/31      24233.14                    32376.97
  1996/08/31      25293.34                    33059.80
  1996/09/30      26105.52                    34920.40
  1996/10/31      26905.89                    35883.51
  1996/11/30      28166.04                    38595.94
  1996/12/31      31062.42                    37831.36
  1997/01/31      31441.44                    40195.06
  1997/02/28      31544.81                    40510.19
  1997/03/31      31552.51                    38845.62
  1997/04/30      30561.61                    41164.71
  1997/05/31      31430.82                    43670.82
  1997/06/30      33123.88                    45627.27
  1997/07/31      34387.75                    49257.83
  1997/08/31      34177.10                    46498.41
  1997/09/30      37618.50                    49045.12
  1997/10/31      36520.41                    47407.02
  1997/11/30      36768.36                    49601.49
  1997/12/31      37707.28                    50453.15
  1998/01/30      37080.37                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980311 180356 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $37,080 - a 270.80% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A seesaw battle between
large-company and
small-company stocks, economic
chaos in Southeast Asia and an
ensuing "flight to quality" mentality
on the part of investors were just
three factors that played a key role
in the direction of the U.S. stock
market over the past year. For the
12 months that ended January 31,
1998, the Standard & Poor's 500
Index returned 26.91%. Large-cap
stocks continued to account for
much of the market's advance in
early 1997 as investors - seeking
reliability - gravitated toward
stocks of well-known companies.
But along with their dominance,
large-cap stocks had become
expensive. In early May, small-cap
stocks began to display better
earnings growth and, combined
with attractive valuations,
performed well. The Dow Jones
Industrial Average soared to
record heights during the period,
closing above the 8000-point mark
for the first time ever in July.
Thousands of miles away,
however, an economic crisis
threatened to interrupt the U.S.
market's parade. Several small
countries in Southeast Asia
devalued their currencies in June,
and by late October the trouble had
spread to larger Asian markets
such as Hong Kong. Investors
across the globe expressed their
concerns. In the U.S., for instance,
the Dow slid 550-plus points in
one trading session only to bounce
back significantly the next. Along
with this turmoil, investors flocked
to higher-quality stocks with
strong brand names, good
liquidity and minimal international
exposure. Despite the late-period
uncertainty, stock investors still
displayed confidence. Stock
mutual funds - having had record
cash inflows of $222 billion in
1996 - eclipsed that mark in
1997 with $231 billion in new
money.
An interview with Barry Greenfield, Portfolio Manager of Fidelity Real Estate Investment Portfolio
Q. HOW DID THE FUND PERFORM, BARRY?
A. For the 12 months that ended January 31, 1998, the fund returned 17.93%. This trailed the real estate funds average - as tracked by Lipper Analytical Services - which returned 18.73% during the period. Relative to the larger-sized funds within the peer group, the fund performed capably.
Q. WHAT FACTORS INFLUENCED PERFORMANCE OVER THE COURSE OF THE YEAR?
A. While not quite matching its astounding growth in 1996, the real estate investment trust (REIT) market and its sub-sectors enjoyed a climate of strong occupancy rates, rising rents, healthy revenues and solid earnings growth. As a result, REITs continued to be an attractive area for investors. But in keeping with the adage "what goes up, must come down," the REIT market also experienced its share of growing pains. In the past 18 months, REIT market assets have almost doubled, rising from $80 billion to $155 billion in that time. In 1997 alone, $35 billion in new REIT issuance flooded the market, and buyers had trouble absorbing the new supply. As with any industry, an uneven supply/demand balance is cause for concern. Earlier in the year, the REIT market also witnessed a long overdue pricing correction. Along with their rapid growth, REIT prices had soared. This correction - which came in April 1997 - was more of a reaction to the surge in valuations than to deteriorating business prospects.
Q. DID YOU ALTER YOUR STRATEGY AS THE REIT MARKET DISPLAYED ITS
GROWING PAINS?
A. When I last spoke to shareholders six months ago, I mentioned the positive effect of "new era" REITs on the fund's performance. These aggressive REITs - characterized by a proactive mentality on the part of their managements - performed well throughout the period. As the market slowed, however, I began to throttle back on my new era emphasis. Instead, I began to add "triple net lease" REITs. In a triple net lease arrangement, the owner of the property gives the keys to the tenant and the tenant assumes responsibility for paying property taxes, covering any maintenance costs and paying the utility bills. These types of REITs were attractive because they were offering more predictable earnings streams. Examples in the portfolio included Entertainment Property - which houses movie theaters - and Franchise Finance Corp., which leases space to food-related businesses. Having exposure to different types of REITs gives the fund the chance to perform well in various market environments.
Q. HOW DID THE DIFFERENT SEGMENTS OF THE REIT MARKET PERFORM OVER THE COURSE OF THE PERIOD?
A. Three areas that were particularly appealing were downtown hotels, downtown office buildings and public storage facilities. As many shareholders can no doubt attest, finding a hotel room in a big city these days can be extremely difficult. There hasn't been a lot of new hotel construction, and occupancies and rates have been growing briskly. Because of this demand, hotels continued to thrive due to pricing advantages. The downtown office building situation was similar. Very little construction has led to high demand for downtown office buildings, and landlords took advantage of this tight supply as leases rolled over. Similarly, public storage facilities benefited from a favorable supply/demand situation during the period. On the negative side, one area that fell out of favor was the no-frills, low-budget hotel group. This group suffered as new construction began to outpace demand.
Q. LET'S TALK REGIONAL STRATEGIES. WHAT AREAS OF THE COUNTRY WERE APPEALING TO YOU DURING THE PERIOD AND WHY?
A. My previous attraction to California-based REITs waned during this time, with Texas-based REITs picking up the slack. California's economy had blossomed over the past couple of years, and I felt that much of the good news with the stocks had already been captured. Instead, I shifted assets from California-based positions to REITs in the Houston area in particular, where the economy was bustling. At the end of the period, it appeared that the Northeast region also was beginning to show signs of recovery.
Q. WHICH STOCKS PERFORMED WELL? WERE THERE ANY DISAPPOINTMENTS?
A. Many of the fund's top positions - including Starwood Lodging, Duke Realty and Equity Residential - performed very well during the period. Most benefited primarily from healthy earnings growth. Starwood - which continued its drive to purchase ITT - enjoyed a particularly strong period. Meditrust Corp., which was actually an amalgamation of Meditrust and Santa Anita, turned out to be disappointing as the volume of early purchases into the paired-share REIT was disappointing to Wall Street analysts.
Q. WHAT'S YOUR OUTLOOK?
A. All the work that our analysts have done indicates that the REIT market - relative to the general stock market - is poised for a very good year. Though strictly conjecture, analysts expect the REIT market to outperform the general stock market in 1998. Increased merger and acquisition activity should also help drive earnings, and may partially offset the negative impact of high levels of secondary offerings. In sum, I'm bullish on REIT prospects for the coming year. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NICK THAKORE ON RECENT
REGULATORY DEVELOPMENTS IN
THE TELECOMMUNICATIONS
INDUSTRY:
"The telecommunications industry
has witnessed some potentially
significant regulatory events lately.
On December 31, 1997, a federal
judge overturned certain key
provisions of a 1996
telecommunications law requiring
the regional Bell operating
companies (RBOCs) - the primary
providers of local telephone service
in the United States - to open their
markets to competition before
offering long-distance telephone
service. According to the judge,
those provisions constituted a `bill of
attainder' that unfairly punished the
RBOCs because the law applied only
to them and not to all local phone
companies. Since then, in response to
pleas from long-distance carriers such
as AT&T, MCI, and Sprint, the judge
has delayed implementation of his
order until an appeal is heard. In the
meantime, the RBOCs must abide by
the provisions of the 1996 law.
"If the RBOCs are permitted to enter
the long-distance market without
opening their own markets to
competition, they will have a
powerful competitive advantage.
However, there will undoubtedly be
more chapters to this story, and
ultimately the case might be decided
by the Supreme Court.
"Deregulation has created many
opportunities but also many
uncertainties in the utilities sector. I will continue to monitor regulatory developments carefully and try to position the fund accordingly."
FUND FACTS
GOAL: to seek a high total return
through a combination of current
income and capital appreciation
FUND NUMBER: 311
TRADING SYMBOL: FIUIX
START DATE: November 27,1987
SIZE: as of January 31, 1998,
more than $1.7 billion
MANAGER: Nick Thakore, since
August 1997; manager, Fidelity
Select Telecommunications
Portfolio, since 1996; Fidelity
Select Utilities Growth Portfolio
and Fidelity Advisor Utilities
Growth Fund, since August
1997; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998

                                            % OF FUND'S    % OF FUND'S INVESTMENTS
                                            INVESTMENTS    IN THESE STOCKS
                                                           6 MONTHS AGO

STARWOOD LODGING TRUST COMBINED             5.8            4.1
 CERTIFICATE (SBI)

MACK-CALI REALTY CORP.                      4.8            3.8

PUBLIC STORAGE, INC.                        4.6            4.1

DUKE REALTY INVESTORS, INC.                 4.4            3.6

EQUITY RESIDENTIAL PROPERTIES TRUST (SBI)   4.3            4.8

CRESCENT REAL ESTATE EQUITIES, INC.         4.2            3.5

EQUITY OFFICE PROPERTIES TRUST              3.1            0.6

PATRIOT AMERICAN HOSPITALITY, INC.          3.0            3.2

RECKSON ASSOCIATES REALTY CORP.             2.9            2.6

APARTMENT INVESTMENT & MANAGEMENT CO.       2.7            2.4
 CLASS A


TOP FIVE REIT SECTORS AS OF JANUARY 31, 1998
                       % OF FUND'S    % OF FUND'S INVESTMENTS
                       INVESTMENTS    IN THESE REIT SECTORS
                                      6 MONTHS AGO

OFFICE BUILDINGS       24.8           14.6

INDUSTRIAL BUILDINGS   18.5           16.4

APARTMENTS             14.4           15.6

HOTELS                 12.1           13.1

SHOPPING CENTERS       5.7            9.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 43.2
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 5.3
STOCKS 94.7%
CONVERTIBLE
SECURITIES 0.5%
SHORT-TERM
INVESTMENTS 4.8%
FOREIGN
INVESTMENTS 1.9%
STOCKS 93.4%
CONVERTIBLE
SECURITIES 0.2%
SHORT-TERM
INVESTMENTS 6.4%
FOREIGN
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 44.7
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 3.8
*
**
INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.4%
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUST (REITs) - 86.0%
REITS - APARTMENTS - 14.4%
Apartment Investment & Management Co. Class A (b)  1,833,500 $ 68,069
Avalon Properties, Inc.   446,600  13,147
BRE Properties, Inc. Class A  1,180,200  32,529
Bay Apartment Communities, Inc. (b)  1,364,620  51,770
Camden Property Trust (SBI)  819,000  24,416
Equity Residential Properties Trust (SBI)  2,092,662  106,989
Essex Property Trust, Inc.   394,400  13,582
Gables Residential Trust (SBI)  5,800  158
Grove Property Trust  370,000  4,070
Home Properties of NY, Inc. (b)  455,200  12,148
Irvine Apartment Communities, Inc.   153,900  4,934
Merry Land & Investment Co., Inc.   206,864  4,771
Pennsylvania Real Estate Investment Trust (SBI) 144,000 3,528 Security Capital Pacific Trust (SBI) 160,700 3,786
Smith (Charles E.) Residential Realty, Inc.   341,400  11,821
Town & Country Trust  223,300  3,908
  359,626
REITS - FACTORY OUTLETS - 0.7%
Tanger Factory Outlet Centers, Inc. (b)  532,200  16,432
REITS - HEALTHCARE FACILITIES - 3.0%
American Health Properties, Inc.   40,000  1,120
G&L Realty Corp.   78,600  1,646
Healthcare Realty Trust, Inc.   34,000  1,018
Health and Retirement Properties Trust  60,000  1,208
Health Care REIT, Inc.   191,892  5,409
LTC Properties, Inc.   717,000  14,519
National Health Investors, Inc.   176,500  7,292
Nationwide Health Properties, Inc.   570,000  14,678
Omega Healthcare Investors, Inc.   341,000  13,597
Meditrust Corp.   457,036  14,711
  75,198
REITS - HOTELS - 12.1%
Boykin Lodging Co.   141,500  3,962
Felcor Suite Hotels, Inc.  1,075,270  40,121
Innkeepers USA Trust  943,924  14,454
Patriot American Hospitality, Inc.  2,979,907  76,360
Starwood Lodging Trust combined certificate (SBI) (b)  2,653,883
144,305
Sunstone Hotel Investors, Inc.  1,469,400  24,704
  303,906
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITs) - CONTINUED
REITS - INDUSTRIAL BUILDINGS - 18.5%
AMB Property Corp.  498,700 $ 12,218
Bedford Property Investors, Inc.   574,300  12,168
CenterPoint Properties Corp. (b)  1,064,900  35,741
Duke Realty Investors, Inc. (b)  4,602,568  109,311
Eastgroup Properties, Inc.   710,250  14,915
First Industrial Realty Trust, Inc.   1,060,200  38,035
Liberty Property Trust (SBI)  1,347,000  36,537
MGI Properties, Inc.   34,200  855
Meridian Industrial Trust, Inc.   382,800  9,833
Public Storage, Inc.   3,511,400  115,437
Security Capital Industrial Trust, Inc.  75,000  1,917
Sovran Self Storage, Inc.   109,800  3,376
Spieker Properties, Inc.   1,437,700  60,743
Storage USA, Inc.  166,578  6,507
Weeks Corp.  194,700  6,072
  463,665
REITS - LEISURE - 0.4%
Entertainment Property Trust  220,000  4,345
Franchise Finance Corp. of America  252,300  7,033
  11,378
REITS - MALLS - 3.7%
General Growth Properties, Inc.   514,100  18,893
Simon Debartolo Group, Inc.   999,700  33,178
Rouse Co. (The)  559,300  18,806
Urban Shopping Centers, Inc.  608,700  20,696
  91,573
REITS - MOBILE HOME PARKS - 1.9%
Chateau Communities, Inc.   136,482  4,188
Manufactured Home Communities, Inc.   789,600  20,727
Sun Communities, Inc.  661,400  23,108
  48,023
REITS - MORTGAGE - 0.7%
Asset Investors Corp.   141,800  2,801
Realty Income Corp.   568,500  15,136
  17,937
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITs) - CONTINUED
REITS - OFFICE BUILDINGS - 24.8%
Alexandria Real Estate Equities, Inc.   486,600 $ 16,240
American Office Park Property, Inc. (d)    210,305  5,678
Boston Properties, Inc.   1,000,000  35,563
Brandywine Realty Trust  700,000  16,800
CarrAmerica Realty Corp.  719,200  21,082
Cousins Properties, Inc.   266,500  8,012
Crescent Real Estate Equities, Inc.   2,983,000  104,778
Crocker Realty, Inc. (d):
 Class A (b)  1,497  15
 Class B (non-vtg.)  1,308,241  13,082
Equity Office Properties Trust  2,540,510  77,009
Glenborough Realty Trust, Inc.  1,517,200  48,171
Highwoods Properties, Inc.  1,180,000  42,701
Mack-Cali Realty Corp. (b)  2,990,000  120,534
Parkway Properties, Inc.  430,500  14,691
Reckson Associates Realty Corp. (b)  2,817,800  72,734
SL Green Realty Corp.  426,700  11,894
Trinet Corporate Realty Trust, Inc.   301,200  11,784
  620,768
REITS - PRISON - 0.1%
CCA Prison Realty Trust  70,600  2,824
REITS - SHOPPING CENTERS - 5.7%
Bradley Real Estate Trust (SBI)  739,700  15,210
Burnham Pacific Properties, Inc.   460,300  6,876
Commercial Net Lease Realty, Inc.   112,400  1,960
Developers Diversified Realty Corp.   669,300  26,563
Excel Realty Trust, Inc. (b)  1,621,900  51,901
Glimcher Realty Trust (SBI)  110,300  2,427
HRE Properties  40,400  763
IRT Property Co.   539,695  6,341
JDN Realty Corp.  73,400  2,390
Kimco Realty Corp.   56,700  1,956
Malan Realty Investors, Inc. (b)  244,900  4,393
Mid-Atlantic Realty Trust  544,300  7,722
Ramco-Gershenson Property Trust  270,200  5,404
Regency Realty Group  80,000  2,175
Weingarten Realty Investors (SBI)  131,100  5,768
  141,849
TOTAL REAL ESTATE INVESTMENT TRUSTS   2,153,179
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION - 0.4%
OPERATIVE BUILDERS - 0.4%
Kaufman & Broad Home Corp.   54,900 $ 1,413
M/I Schottenstein Homes, Inc.  32,600  693
Pulte Corp.   51,400  2,191
Standard Pacific Corp.   55,000  966
Vistana, Inc.  183,200  4,672
  9,935
CREDIT & OTHER FINANCE - 0.3%
BUSINESS CREDIT - 0.2%
Allied Capital Corp.  194,000  4,389
TRUSTS, NEC - 0.1%
Security Capital US Realty Class A (Reg.) (a)  182,700  2,558
TOTAL Credit & other finance   6,947
LODGING & GAMING - 0.4%
HOTELS, MOTELS, & TOURIST COURTS - 0.4%
Red Lion Inns LP (b)  411,600  10,676
MEDICAL FACILITIES MANAGEMENT - 0.7%
HOME HEALTH CARE AGENCIES - 0.7%
Sunrise Assisted Living, Inc. (a)  443,800  17,807
REAL ESTATE - 4.3%
OPERATORS, NON-RESIDENTAL - 1.6%
CR Leasing & Development, Inc. (d):
 Class A  46  -
 Class B (non-vtg.)  216  2
Forest City Enterprises, Inc. Class A  213,800  11,452
Trizec Hahn Corp. (sub-vtg.)  958,900  22,399
Wellsford Real Properties, Inc.   391,225  5,746
  39,599
REAL ESTATE AGENTS - 0.0%
Trammell Crow Co.  33,700  897
REAL ESTATE, GENERAL - 0.8%
Boardwalk Equities, Inc. (a)  1,357,400  17,019
Boardwalk Equities, Inc. (a)(c)  150,000  1,881
  18,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE - CONTINUED
SUBDIVIDED REAL ESTATE DEVELOPMENT - 1.9%
Catellus Development Corp. (a)  2,217,400 $ 41,992
Hovnanian Enterprises, Inc. Class A (a)  60,900  544
Newhall Land & Farming Co.  200,200  6,019
  48,555
TOTAL REAL ESTATE   107,951
SAVINGS & LOANS - 0.9%
SAVINGS BANKS, FEDERAL CHARTER - 0.9%
Golden State Bancorp (a)  676,800  22,377
SECURITIES INDUSTRY - 0.4%
INVESTMENT MANAGERS - 0.4%
Security Capital Group, Inc. Class B (a)  329,100  9,935
TOTAL COMMON STOCKS
(Cost $1,820,856)   2,338,807
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
MEDICAL FACILITIES MANAGEMENT - 0.2%
HOME HEALTH CARE AGENCIES - 0.2%
Sunrise Assisted Living, Inc.
5 1/2%, 6/15/02 (c)
(Cost $5,000)  B2 $ 5,000  6,300
CASH EQUIVALENTS - 6.4%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at:
  5.59%, dated 1/30/98 due 2/2/98   $ 153,666 $ 153,594
  5.58%, dated 1/30/98 due 2/2/98    5,670  5,667
TOTAL CASH EQUIVALENTS
(Cost $159,261)   159,261
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,985,117)  $ 2,504,368
LEGEND
1. Non-income producing
2. Affiliated company (see Note 6 of Notes to Financial Statements).
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,181,000 or 0.3% of net assets.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Office Park
 Property, Inc. 1/27/98 $ 5,678
CR Leasing and
 Development, Inc.:
  Class A 11/19/97 $ -
  Class B (non-vtg.) 11/19/97 $ 2
Crocker Realty, Inc.:
  Class A 11/19/97 $ 15
  Class B (non-vtg.) 11/19/97 $ 13,082
INCOME TAX INFORMATION
At January 31, 1998 the aggregate cost of investment securities for income tax purposes was $1,985,681,000. Net unrealized appreciation aggregated $518,687,000, of which $527,807,000 related to appreciated investment securities and $9,120,000 related to depreciated investment securities.
The fund hereby designates approximately $10,825,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 2,504,368
AGREEMENTS OF $159,261) (COST $1,985,117) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $474)                                     474

RECEIVABLE FOR INVESTMENTS SOLD                                                38,149

RECEIVABLE FOR FUND SHARES SOLD                                                9,307

DIVIDENDS RECEIVABLE                                                           2,821

INTEREST RECEIVABLE                                                            35

REDEMPTION FEES RECEIVABLE                                                     4

OTHER RECEIVABLES                                                              6

 TOTAL ASSETS                                                                  2,555,164

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 62,777

PAYABLE FOR FUND SHARES REDEEMED                                    10,165

ACCRUED MANAGEMENT FEE                                              1,224

OTHER PAYABLES AND ACCRUED EXPENSES                                 521

 TOTAL LIABILITIES                                                             74,687

NET ASSETS                                                                    $ 2,480,477

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 1,916,320

UNDISTRIBUTED NET INVESTMENT INCOME                                            7,650

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          37,257
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      519,250
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 123,320 SHARES OUTSTANDING                                    $ 2,480,477

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                           $20.11
PER SHARE ($2,480,477 (DIVIDED BY) 123,320 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED JANUARY 31, 1998

INVESTMENT INCOME                                                         $ 102,084
DIVIDENDS (INCLUDING $20,494 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                   9,047

 TOTAL INCOME                                                              111,131

EXPENSES

MANAGEMENT FEE                                                 $ 13,537

TRANSFER AGENT FEES                                             4,920

ACCOUNTING FEES AND EXPENSES                                    803

NON-INTERESTED TRUSTEES' COMPENSATION                           10

CUSTODIAN FEES AND EXPENSES                                     93

REGISTRATION FEES                                               151

AUDIT                                                           55

LEGAL                                                           19

MISCELLANEOUS                                                   15

 TOTAL EXPENSES BEFORE REDUCTIONS                               19,603

 EXPENSE REDUCTIONS                                             (620)      18,983

NET INVESTMENT INCOME                                                      92,148

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF       102,267
 $1,645 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                  (49)       102,218

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                          154,419

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                   (1)        154,418

NET GAIN (LOSS)                                                            256,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 348,784
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                          JANUARY 31,    JANUARY 31,

                                                          1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 92,148       $ 57,482
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  102,218        13,773

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      154,418        297,293

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           348,784        368,548
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (91,259)       (46,819)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (65,254)       -

 TOTAL DISTRIBUTIONS                                       (156,513)      (46,819)

SHARE TRANSACTIONS                                         1,046,591      1,406,864
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             148,396        43,072

 COST OF SHARES REDEEMED                                   (1,103,764)    (307,589)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           91,223         1,142,347
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                           1,140          460

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  284,634        1,464,536

NET ASSETS

 BEGINNING OF PERIOD                                       2,195,843      731,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,480,477    $ 2,195,843
INCOME OF $7,650 AND $7,973, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      54,293         85,737

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   7,571          2,808

 REDEEMED                                                  (58,833)       (20,000)

 NET INCREASE (DECREASE)                                   3,031          68,545


FINANCIAL HIGHLIGHTS

                                YEARS ENDED JANUARY 31,

                                1998                      1997      1996      1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                $ 18.25                   $ 14.13   $ 12.62   $ 13.68    $ 13.22
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME           .79 B                     .86 B     .72       .67        .54

 NET REALIZED AND                2.41                      3.97      1.50      (1.10)     .52
 UNREALIZED GAIN (LOSS)

 TOTAL FROM                      3.20                      4.83      2.22      (.43)      1.06
 INVESTMENT OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME      (.79)                     (.72)     (.71)     (.63)      (.60)

 FROM NET REALIZED GAIN          (.56)                     -         -         -          -

 TOTAL DISTRIBUTIONS             (1.35)                    (.72)     (.71)     (.63)      (.60)

REDEMPTION FEES                  .01                       .01       -         -          -
ADDED TO PAID IN CAPITAL

NET ASSET VALUE,                $ 20.11                   $ 18.25   $ 14.13   $ 12.62    $ 13.68
END OF PERIOD

TOTAL RETURN  A                  17.93%                    35.45%    18.10%    (3.23)%    8.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD       $ 2,480                   $ 2,196   $ 731     $ 490      $ 431
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE     .86%                      .94%      .99%      1.06%      1.17%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE     .84% C                    .90% C    .95% C    1.03% C    1.13% C
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT          4.06%                     5.63%     6.28%     5.67%      4.34%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE          76%                       55%       85%       75%        110%

AVERAGE COMMISSION RATE D       $ .0397                   $ .0420


J THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
K NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
L FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
M FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998


14. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
15. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $18,777,000 or 0.8% of net assets.
16. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,707,512,000 and $1,611,036,000, respectively.
17. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $943,000 for the period.
18. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $586,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,000 and $26,000, respectively, under these arrangements.
19. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Ambassador Apartments, Inc.  $ 2,042 $ 5,466 $ - $ -
Apartment Investment &
 Management Co. Class A   16,108  909  1,970  68,069
Arden Realty Group, Inc.    259  1,758  -  -
Bay Apartment Communities, Inc.   6,045  13,287  2,662  51,770
CenterPoint Properties Corp.   7,495  2,663  794  35,741
Crocker Realty, Inc. Class A   -  -  -  15
Duke Realty Investors, Inc.   13,978  3,571  3,030  109,311
Eastgroup Properties, Inc.   -  -  -  -
Excel Realty Trust, Inc.   14,758  -  2,771  51,901
Haagen Alexander Properties, Inc.   -  4,538  226  -
Home Properties of NY, Inc.   244  -  -  12,148
Innkeepers USA Trust    296  4,749  1,012  -
Mack Cali Realty Corp.   33,847  -  2,335  120,534
Malan Realty Investors, Inc.   1,178  90  182  4,393
Mid Atlantic Realty Trust   617  1,151  218  -
Mills Corp.    482  879  545  -
Pacific Gulf Properties, Inc.    676  741  502  -
Parkway Properties, Inc.    1,634  -  176  -
Reckson Associates Realty Corp.   25,215  391  2,099  72,734
Red Lions Inns LP   310  -  895  10,676
Starwood Lodging Trust combined
 certificate (SBI)   2,584  -  -  144,305
Sunstone Hotel Investors, Inc.    2,406  -  356  -
Tanger Factory Outlet Centers, Inc.   4,329  -  721  16,432
Wellsford Real Properties, Inc.   1,328  -  -  -
TOTALS  $ 135,831 $ 40,193 $ 20,494 $ 698,029
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:
We have audited the accompanying statements of assets and liabilities of Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio, including the schedule of portfolio investments, as of January 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND LLP.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 10, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Real Estate Investment Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE 3/10/97 12/29/97 3/9/98

RECORD DATE 3/7/97 12/26/97 3/6/98

DIVIDENDS $ .16 $ .27 $ .18

SHORT-TERM
CAPITAL GAINS $ - $ - $ .07

LONG-TERM
CAPITAL GAINS $ .01 $ .55 $ .18

LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate 100% 33.32% 59.44%
 20% rate 0% 66.68% 40.56%
A total of 5% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools... all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Barry Greenfield, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
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 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
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